UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2008 – September 30, 2008

Item 1 – Schedule of Investments.

Westcore MIDCO Growth Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 97.21%
Consumer Discretionary 17.10%
Auto Components 2.11%
ArvinMeritor Inc.	205,200	$2,675,808

Hotels, Restaurants & Leisure 1.67%
Bally Technologies Inc.**	69,700	2,110,516

Internet & Catalog Retail 2.42%
NetFlix Inc.**	99,000	3,057,120

Media 1.44%
Marvel Entertainment Inc.**	53,300	1,819,662

Specialty Retail 5.91%
GameStop Corp.**	50,900	1,741,289
Ross Stores Inc.	60,100	2,212,281
TJX Companies Inc.	115,400	3,522,008
		7,475,578
Textiles, Apparel & Luxury Goods 3.55%
Coach Inc.**	78,200	1,958,128
Phillips-Van Heusen Corp.	66,900	2,536,179
		4,494,307
Total Consumer Discretionary
(Cost $21,991,322)		21,632,991

Consumer Staples 0.11%
Personal Products 0.11%
Herbalife Ltd.	3,400	134,368

Total Consumer Staples
(Cost $134,254)		134,368

Energy 7.70%
Energy Equipment & Services 4.75%
Cameron International Corp.**	56,800	2,189,072
Oceaneering International Inc.**	24,800	1,322,336
Smith International Inc.	26,100	1,530,504
Superior Energy Services Inc.**	31,100	968,454
		6,010,366
Oil, Gas & Consumable Fuels 2.95%
Denbury Resources Inc.**	61,400	1,169,056
Range Resources Corp.	59,700	2,559,339
		3,728,395
Total Energy
(Cost $8,985,995)		9,738,761

Financials 9.02%
Capital Markets 8.00%
Eaton Vance Corp.	64,200	2,261,766
Invesco Ltd. - ADR	123,200	2,584,736
Lazard Ltd. (Bermuda)	63,700	2,723,812
T. Rowe Price Group Inc.	47,400	2,545,854
		10,116,168
Insurance 1.02%
AON Corp.	28,900	1,299,344

Total Financials
(Cost $9,285,685)		11,415,512

Healthcare 18.68%
Biotechnology 7.80%
Amylin Pharmaceuticals Inc.**	39,900	806,778
Cephalon Inc. **	56,900	4,409,181
Myriad Genetics Inc.**	36,100	2,342,168
United Therapeutics Corp.**	21,900	2,303,223
		9,861,350
Healthcare Equipment & Supplies 1.93%
Mindray Medical International Ltd. (China)	21,400	721,822
St. Jude Medical Inc.**	39,600	1,722,204
		2,444,026
Healthcare Providers & Services 6.12%
DaVita Inc.**	35,750	2,038,108
Humana Inc.**	79,300	3,267,160
Laboratory Corporation of America **	35,100	2,439,450
		7,744,718

Life Sciences Tools & Services 1.79%
Illumina Inc.**	33,000	1,337,490
Waters Corp.**	15,900	925,062
		2,262,552
Pharmaceuticals 1.04%
Endo Pharmaceuticals Holdings Inc.**	65,500	1,310,000

Total Healthcare
(Cost $20,192,244)		23,622,646

Industrials 20.61%
Aerospace & Defense 0.72%
Spirit Aerosystems Holdings Inc.**	56,800	912,776

Air Freight & Logistics 2.37%
HUB Group Inc.**	79,600	2,996,940

Airlines 2.67%
Continental Airlines Inc.**	96,500	1,609,620
Delta Air Lines Inc.**	237,700	1,770,865
		3,380,485
Building Products 0.90%
Lennox International Inc.	34,200	1,137,834

Commercial Services & Supplies 1.48%
The Brink's Co.	30,700	1,873,314

Electrical Equipment 2.44%
Energy Conversion Devices Inc.**	17,200	1,001,900
First Solar Inc.**	6,100	1,152,351
Sunpower Corp. - Class A**	8,600	609,998
Sunpower Corp. - Class B**	4,700	324,535
		3,088,784
Machinery 4.32%
Cummins Inc.	18,400	804,448
Pall Corp.	56,000	1,925,840
Pentair Inc.	78,900	2,727,572
		5,457,860
Professional Services 2.56%
FTI Consulting Inc.**	44,700	3,229,128

Road & Rail 3.15%
JB Hunt Transport Services Inc.	60,000	2,002,200
Kansas City Southern**	44,700	1,982,892
		3,985,092
Total Industrials
(Cost $29,464,564)		26,062,213

Information Technology 19.00%
Communications Equipment 2.14%
F5 Networks Inc.**	22,900	535,402
Juniper Networks Inc.**	103,300	2,176,531
		2,711,933
Computer & Peripherals 1.00%
NCR Corp.**	57,300	1,263,465

Electronic Equipment Instruments & Components 2.95%
Amphenol Corp.	19,700	790,758
Dolby Laboratories Inc.**	43,000	1,513,170
Trimble Navigation Ltd.**	55,100	1,424,886
		3,728,814
Internet Software & Services 1.20%
Websense Inc.**	67,900	1,517,565

Semiconductors & Semiconductor Equipment 6.05%
Broadcom Corp. - Class A**	111,700	2,080,971
Marvell Technology Group Ltd. (Bermuda)**	199,900	1,859,070
Novellus Systems Inc.**	33,600	659,904
ON Semiconductor Corp.**	228,000	1,541,280
Silicon Laboratories Inc.**	49,300	1,513,510
		7,654,735
Software 5.66%
Activision Blizzard Inc.**	135,800	2,095,394
Concur Technologies Inc.**	13,600	520,336
Electronic Arts Inc. **	53,400	1,975,266
McAfee Inc.**	40,000	1,358,400
THQ Inc.**	100,600	1,211,224
		7,160,620

Total Information Technology
(Cost $29,558,061)		24,037,132

Materials 0.89%
Chemicals 0.89%
Celanese Corp.	40,300	1,124,773

Total Materials
(Cost $1,238,884)		1,124,773

Telecommunication Services 4.10%
Wireless Telecommunication Services 4.10%
MetroPCS Communications Inc.**	133,000	1,860,670
NII Holdings Inc.**	43,200	1,638,144
SBA Communications Corp.**	65,300	1,689,311
		5,188,125
Total Telecommunication Services
(Cost $6,827,630)		5,188,125

Total Common Stocks
(Cost $127,678,639)		122,956,521

Money Market Mutual Funds 3.79%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	4,791,434	4,791,704

Total Money Market Mutual Funds
(Cost $4,791,704)		4,791,704

Total Investments
(Cost $132,470,343)	101.00%	127,748,225

Liabilities in Excess of Other Assets	(1.00%)	(1,269,709)

Net Assets	100.00%	$126,478,516

See Legend and Notes to Statement of Investments.

Westcore MIDCO Growth Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United States	$122,443,521	96.81%
Bermuda	4,582,882	3.62%
China	721,822	0.57%
Total Investments	127,748,225	101.00%
Liabilities in Excess of Other Assets	(1,269,709)	(1.00%)
Net Assets	$126,478,516	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Growth Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 95.13%
Consumer Discretionary 9.71%
Hotels, Restaurants & Leisure 5.64%
McDonald's Corp.	95,510	$5,892,967
Wynn Resorts Ltd.	12,300	1,004,172
Yum! Brands Inc.	147,560	4,811,932
		11,709,071
Media 1.84%
Comcast Corp.	103,579	2,033,255
Walt Disney Co.	58,443	1,793,616
		3,826,871
Specialty Retail 0.93%
GameStop Corp.**	56,667	1,938,578

Textile, Apparel & Luxury Goods 1.30%
Nike Inc. - Class B	40,203	2,689,581

Total Consumer Discretionary
(Cost $20,316,229)		20,164,101

Consumer Staples 8.95%
Beverages 3.35%
The Coca-Cola Co.	59,102	3,125,314
PepsiCo Inc.	53,817	3,835,537
		6,960,851
Food & Staples Retailing 3.37%
Costco Wholesale Corp.	107,801	6,999,519

Household Products 2.23%
Colgate-Palmolive Co.	23,369	1,760,854
Procter & Gamble Co.	41,152	2,867,883
		4,628,737
Total Consumer Staples
(Cost $19,089,073)		18,589,107

Energy 8.92%
Energy Equipment & Services 6.01%
Cameron International Corp.**	80,043	3,084,857
Halliburton Co.	54,719	1,772,348
Schlumberger Ltd.	51,140	3,993,524
Transocean Inc.**	32,972	3,621,644
		12,472,373
Oil Gas & Consumable Fuels 2.91%
Chesapeake Energy Corp.	69,461	2,490,871
EOG Resources Inc.	23,133	2,069,478
Occidental Petroleum Corp.	21,099	1,486,425
		6,046,774
Total Energy
(Cost $21,677,645)		18,519,147

Financials 8.63%
Capital Markets 2.69%
Charles Schwab Corp.	151,535	3,939,910
Goldman Sachs Group Inc.	12,863	1,646,464
		5,586,374
Commercial Banks 1.62%
Wells Fargo & Co.	89,640	3,364,189

Diversified Financial Services 4.32%
Bank of America Corp.	111,318	3,896,130
JPMorgan Chase & Co.	108,823	5,082,034
		8,978,164
Total Financials
(Cost $15,563,943)		17,928,727

Healthcare 16.02%
Biotechnology 7.03%
Celgene Corp.**	48,350	3,059,588
Genentech Inc.**	38,124	3,380,836
Genzyme Corp.**	36,980	2,991,312
Gilead Sciences Inc.**	113,320	5,165,127
		14,596,863

Healthcare Equipment & Supplies 5.71%
Baxter International Inc.	50,470	3,312,346
Covidien Ltd.	118,074	6,347,658
Medtronic Inc.	43,690	2,188,869
		11,848,873
Healthcare Providers & Services 1.29%
Medco Health Solutions Inc.**	59,440	2,674,800

Life Sciences Tools & Services 1.12%
Thermo Fisher Scientific Inc.**	42,470	2,335,850

Pharmaceuticals 0.87%
Schering-Plough Corp.	97,730	1,805,073

Total Healthcare
(Cost $29,079,618)		33,261,459

Industrials 10.91%
Aerospace & Defense 5.28%
L-3 Communications Holdings Inc.	10,788	1,060,676
Lockheed Martin Corp.	37,610	4,124,689
Raytheon Co.	55,031	2,944,709
United Technologies Corp.	47,140	2,831,228
		10,961,302
Electrical Equipment 1.37%
Ametek Inc.	44,474	1,813,205
First Solar Inc.**	5,449	1,029,371
		2,842,576
Machinery 3.26%
Danaher Corp.	44,260	3,071,644
Deere & Co.	74,630	3,694,185
		6,765,829
Road & Rail 1.00%
Norfolk Southern Corp.	31,477	2,084,092

Total Industrials
(Cost $24,570,274)		22,653,799

Information Technology 26.64%
Communications Equipment 8.43%
Cisco Systems Inc.**	301,230	6,795,748
Corning Inc.	147,690	2,309,872
QUALCOMM Inc.	97,260	4,179,262
Research In Motion Ltd. (Canada)**	61,756	4,217,935
		17,502,817
Computers & Peripherals 4.46%
Apple Inc.**	34,258	3,893,764
Hewlett-Packard Co.	116,336	5,379,377
		9,273,141
Internet Software & Services 4.53%
Google Inc. - Class A**	23,486	9,406,613

IT Services 2.86%
Visa Inc.	96,701	5,936,474

Semiconductors & Semiconductor Equipment 2.09%
Broadcom Corp.**	47,184	879,038
Intel Corp.	185,150	3,467,859
		4,346,897
Software 4.27%
Microsoft Corp.	216,850	5,787,727
Oracle Corp.**	130,440	2,649,236
Salesforce.com Inc.**	8,997	435,455
		8,872,418
Total Information Technology
(Cost $56,978,636)		55,338,360

Materials 4.10%
Chemicals 4.10%
Monsanto Co.	59,349	5,874,364
Potash Corp. of Saskatchewan Inc. (Canada)	20,056	2,647,593
		8,521,957
Total Materials
(Cost $6,536,299)		8,521,957

Telecommunication Services 1.25%
Wireless Telecommunication Services 1.25%
America Movil SAB de CV - ADR (Mexico)	25,610	1,187,280
Crown Castle International Corp.**	48,910	1,416,922
		2,604,202

Total Telecommunication Services
(Cost $2,134,739)		2,604,202

Total Common Stocks
(Cost $195,946,456)		197,580,859

Money Market Mutual Funds 1.13%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	2,346,681	2,346,681

Total Money Market Mutual Funds
(Cost $2,346,681)		2,346,681

Total Investments
(Cost $198,293,137)	96.26%	199,927,540

Other Assets in Excess of Liabilities	3.74%	7,761,972

Net Assets	100.00%	$207,689,512

See Legend and Notes to Statement of Investments.

Westcore Growth Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United States	$191,874,732	92.39%
Canada	6,865,528	3.30%
Mexico	1,187,280	0.57%
Total Investments	199,927,540	96.26%
Other Assets in Excess of Liabilities	7,761,972	3.74%
Net Assets	$207,689,512	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Select Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 96.50%
Consumer Discretionary 24.28%
Auto Components 4.45%
ArvinMeritor Inc.	110,600	$1,442,224

Internet & Catalog Retail 5.81%
NetFlix Inc.**	60,900	1,880,592

Specialty Retail 9.27%
Ross Stores Inc.	38,800	1,428,228
TJX Companies Inc.	51,500	1,571,780
		3,000,008
Textiles, Apparel & Luxury Goods 4.75%
Phillips-Van Heusen Corp.	40,600	1,539,146

Total Consumer Discretionary
(Cost $8,386,746)		7,861,970

Financials 11.62%
Capital Markets 11.62%
Invesco Ltd. - ADR	79,200	1,661,616
Lazard Ltd. (Bermuda)	49,100	2,099,516
		3,761,132
Total Financials
(Cost $3,821,848)		3,761,132

Healthcare 25.07%
Biotechnology 10.46%
Cephalon Inc. **	25,100	1,944,999
United Therapeutics Corp.**	13,700	1,440,829
		3,385,828
Healthcare Providers & Services 11.54%
Humana Inc.**	45,300	1,866,360
Laboratory Corporation of America **	26,900	1,869,550
		3,735,910
Pharmaceuticals 3.07%
Endo Pharmaceuticals Holdings Inc.**	49,800	996,000

Total Healthcare
(Cost $8,032,581)		8,117,738

Industrials 15.47%
Airlines 6.87%
Delta Air Lines Inc.**	298,400	2,223,080

Professional Services 4.43%
Monster Worldwide Inc.**	96,300	1,435,833

Road & Rail 4.17%
Kansas City Southern**	30,400	1,348,544

Total Industrials
(Cost $6,325,181)		5,007,457

Information Technology 16.10%
Communications Equipment 4.22%
Juniper Networks Inc.**	64,800	1,365,336

Semiconductors & Semiconductor Equipment 8.79%
Broadcom Corp.**	56,100	1,045,143
Marvell Technology Group Ltd. (Bermuda)**	98,000	911,400
ON Semiconductor Corp.**	131,400	888,264
		2,844,807
Software 3.09%
McAfee Inc.**	29,500	1,001,820

Total Information Technology
(Cost $6,603,596)		5,211,963

Telecommunication Services 3.96%
Wireless Telecommunication Services 3.96%
NII Holdings Inc.**	33,800	1,281,696

Total Telecommunication Services
(Cost $1,310,609)		1,281,696

Total Common Stocks
(Cost $34,480,561)		31,241,956

Money Market Mutual Funds 0.87%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	281,864	281,864

Total Money Market Mutual Funds
(Cost $281,864)		281,864

Total Investments
(Cost $34,762,425)	97.37%	31,523,820

Other Assets in Excess of Liabilities	2.63%	850,384

Net Assets	100.00%	$32,374,204

See Legend and Notes to Statement of Investments.

Westcore Select Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United States	$28,512,904	88.07%
Bermuda	3,010,916	9.30%
Total Investments	31,523,820	97.37%
Other Assets in Excess of Liabilities	850,384	2.63%
Net Assets	$32,374,204	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore International Frontier Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 98.45%
Commercial Services 27.42%
Advertising & Marketing Services 2.52%
Rightmove PLC (United Kingdom)(5)	107,000	$484,133
So-net M3 Inc. (Japan)(5)	50	165,560
		649,693
Miscellaneous Commercial Services 21.82%
CTS Eventim AG (Germany)(5)	24,650	898,714
GST Holdings Ltd. (China - Hong Kong)(5)	1,315,700	390,278
Raffles Education Corp. Ltd. (Singapore)(5)	1,909,600	962,209
SAI Global Ltd. (Australia)(5)	425,700	925,430
Savills PLC (United Kingdom)(5)	246,800	1,158,795
Wirecard AG (Germany)**(5)	165,306	1,290,559
		5,625,985
Personnel Services 3.08%
En-japan Inc. (Japan)(5)	850	793,393

Total Commercial Services
(Cost $10,242,090)		7,069,071

Communications 1.01%
Wireless Telecommunications 1.01%
Okinawa Cellular Telephone Co. (Japan)(5)	170	259,532

Total Communications
(Cost $514,307)		259,532

Consumer Durables 1.94%
Recreational Products 1.94%
Jumbo S.A. (Greece)(5)	30,900	499,730

Total Consumer Durables
(Cost $759,925)		499,730

Consumer Non-Durables 5.54%
Food: Meat, Fish & Dairy 2.84%
Cranswick PLC (United Kingdom)(5)	63,300	732,404

Food: Specialty & Candy 2.70%
Omega Pharma S.A. (Belgium)(5)	11,600	497,195
Unicharm Petcare Corp. (Japan)(5)	6,600	197,816
		695,011
Total Consumer Non-Durables
(Cost $1,692,241)		1,427,415

Consumer Services 3.35%
Restaurants 3.35%
Domino's Pizza Group Ltd. (United Kingdom)(5)	244,600	865,241

Total Consumer Services
(Cost $977,464)		865,241

Distribution Services 7.95%
Electronics Distributors 3.46%
Diploma PLC (United Kingdom)(5)	266,750	728,100
Esprinet S.p.A. (Italy)(5)	37,200	163,258
		891,358
Wholesale Distributors 4.49%
KS Energy Services Ltd. (Singapore)(5)	1,111,580	1,157,571

Total Distribution Services
(Cost $2,565,768)		2,048,929

Electronic Technology 2.50%
Computer Peripherals 2.50%
Roland DG Corp. (Japan)(5)	35,000	644,563

Total Electronic Technology
(Cost $1,156,618)		644,563

Finance 17.34%
Financial Conglomerates 3.86%
Azimut Holding S.p.A. (Italy)(5)	143,200	995,382

Investment Banks & Brokers 7.47%
IG Group Holdings PLC (United Kingdom)(5)	160,900	914,488

London Capital Group Holdings PLC (United Kingdom)(5)	180,700	895,308
Nordnet AB (Sweden)(5)	71,500	114,734
		1,924,530
Real Estate Development 5.67%
Kenedix Inc. (Japan)(5)	1,166	685,402
Maisons France Confort (France)(5)	30,800	776,628
		1,462,030
Regional Banks 0.34%
Home Capital Group Inc. (Canada)	3,000	88,795

Total Finance
(Cost $6,788,616)		4,470,737

Health Technology 1.15%
Medical Specialties 0.61%
Mani Inc. (Japan)(5)	2,800	156,889

Pharmaceuticals: Other 0.54%
EPS Co. Ltd. (Japan)(5)	44	140,094

Total Health Technology
(Cost $299,163)		296,983

Industrial Services 6.64%
Engineering & Construction 6.64%
Cardno Ltd. (Australia)(5)	294,600	1,065,120
Mears Group PLC (United Kingdom)(5)	127,600	647,233
		1,712,353
Total Industrial Services
(Cost $1,990,734)		1,712,353

Process Industries 0.51%
Containers & Packaging 0.51%
Goodpack Ltd. (Singapore)(5)	134,200	132,794

Total Process Industries
(Cost $135,954)		132,794

Producer Manufacturing 10.90%
Industrial Machinery 8.44%
Aalberts Industries N.V. (Netherlands)(5)	55,400	709,142
Andritz AG (Austria)(5)	17,100	738,124
Indutrade AB (Sweden)(5)	43,700	728,987
		2,176,253
Metal Fabrication 2.46%
Metka S.A. (Greece)(5)	47,200	635,176

Total Producer Manufacturing
(Cost $3,658,477)		2,811,429

Retail Trade 2.72%
Apparel & Footwear Retail 2.15%
Point Inc. (Japan)(5)	14,500	555,145

Specialty Stores 0.57%
Village Vanguard Co. Ltd. (Japan)(5)	30	145,821

Total Retail Trade
(Cost $886,395)		700,966

Technology Services 5.41%
Internet Software/Services 3.47%
D+S europe AG (Germany)**(5)	48,700	895,019

Packaged Software 1.94%
Kingdee International Software Group Co. Ltd. (China - Hong Kong)(5)	2,590,000	499,264

Total Technology Services
(Cost $1,068,268)		1,394,283

Transportation 4.07%
Marine Shipping 4.07%
Prosafe Production PLC. (Cyprus)**	440,020	1,048,567

Total Transportation
(Cost $1,933,345)		1,048,567

Total Common Stocks
(Cost $34,669,365)		25,382,593

Money Market Mutual Funds 2.25%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	579,890	579,890

Total Money Market Mutual Funds
(Cost $579,890)		579,890

Total Investments
(Cost $35,249,255)	100.70%	25,962,483

Liabilities in Excess of Other Assets	(0.70%)	(181,354)

Net Assets	100.00%	$25,781,129

See Legend and Notes to Statement of Investments.

Westcore International Frontier Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United Kingdom	$6,425,702	24.93%
Japan	3,744,215	14.52%
Germany	3,084,292	11.96%
Singapore	2,252,574	8.74%
Australia	1,990,550	7.72%
Italy	1,158,640	4.50%
Greece	1,134,906	4.40%
Cyprus	1,048,567	4.07%
China - Hong Kong	889,542	3.45%
Sweden	843,721	3.27%
France	776,628	3.01%
Austria	738,124	2.86%
Netherlands	709,142	2.75%
United States	579,890	2.25%
Belgium	497,195	1.93%
Canada	88,795	0.34%
Total Investments	25,962,483	100.70%
Liabilities in Excess of Other Assets	(181,354)	(0.70%)
Net Assets	$25,781,129	100.00%

Please note the country classification is based on the company headquarters.

Westcore Blue Chip Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 99.33%
Basic Materials 3.09%
Forestry & Paper 3.09%
Ball Corp.	30,900	$1,220,241
International Paper Co.	8,800	230,384
		1,450,625
Total Basic Materials
(Cost $1,873,227)		1,450,625

Capital Goods 6.06%
Aerospace & Defense 2.98%
General Dynamics Corp.	6,900	507,978
Raytheon Co.	16,600	888,266
		1,396,244
Farm Equipment 1.02%
CNH Global N.V. - ADS (Netherlands)	21,700	478,268

Industrial Products 2.06%
ITT Corp.	17,400	967,614

Total Capital Goods
(Cost $2,494,130)		2,842,126

Commercial Services 5.96%
Business Products & Services 3.20%
Quanta Services Inc. **	55,600	1,501,756

IT Services 1.02%
Computer Sciences Corp.**	11,900	477,547

Transaction Processing 1.74%
The Western Union Co.	32,950	812,877

Total Commercial Services
(Cost $2,823,171)		2,792,180

Communications 8.62%
Networking 4.45%
Cisco Systems Inc.**	92,500	2,086,800

Telecomm Equipment & Solutions 4.17%
Nokia Corp. - ADR (Finland)	18,000	335,700
QUALCOMM Inc.	37,700	1,619,969
		1,955,669
Total Communications
(Cost $4,107,981)		4,042,469

Consumer Cyclical 13.44%
Apparel & Footwear Manufacturing 2.76%
Nike Inc. - Class B	19,350	1,294,514

Clothing & Accessories 1.91%
TJX Companies Inc.	29,300	894,236

Hotels & Gaming 1.50%
Starwood Hotels & Resorts Worldwide Inc.	24,900	700,686

Other Consumer Services 1.08%
Expedia Inc.**	33,500	506,185

Publishing & Media 2.34%
Walt Disney Co.	35,800	1,098,702

Restaurants 2.43%
Darden Restaurants Inc.	39,800	1,139,474

Specialty Retail 1.42%
Best Buy Inc.	17,700	663,750

Total Consumer Cyclical
(Cost $5,973,473)		6,297,547

Consumer Staples 9.00%
Consumer Products 3.38%
Colgate-Palmolive Co.	21,000	1,582,350

Food & Agricultural Products 5.62%
Bunge Ltd.	6,700	423,306
Campbell Soup Co.	26,000	1,003,600
Unilever N.V. (Netherlands)	42,900	1,208,064
		2,634,970
Total Consumer Staples
(Cost $3,647,799)		4,217,320

Energy 12.24%
Exploration & Production 6.07%
Occidental Petroleum Corp.	22,700	1,599,215
XTO Energy Inc.	26,725	1,243,247
		2,842,462
Integrated Oils 2.60%
Marathon Oil Corp.	30,600	1,220,022

Oil Services 3.57%
Transocean Inc.**	15,242	1,674,181

Total Energy
(Cost $2,795,411)		5,736,665

Interest Rate Sensitive 11.75%
Integrated Financial Services 2.46%
JPMorgan Chase & Co.	24,700	1,153,490

Money Center Banks 2.23%
Bank of America Corp.	29,800	1,043,000

Property Casualty Insurance 2.89%
ACE Ltd. (Switzerland)	12,100	654,973
Travelers Cos Inc.	15,500	700,600
		1,355,573
Securities & Asset Management 4.17%
Invesco Ltd. - ADR	41,000	860,180
Legg Mason Inc.	5,800	220,748
State Street Corp.	15,400	875,952
		1,956,880
Total Interest Rate Sensitive
(Cost $5,866,894)		5,508,943

Medical & Healthcare 10.68%
Medical Technology 3.26%
Zimmer Holdings Inc.**	23,700	1,530,072

Pharmaceuticals 7.42%
Abbott Laboratories	38,850	2,236,983
Amgen Inc.**	20,900	1,238,743
		3,475,726
Total Medical & Healthcare
(Cost $4,331,111)		5,005,798

Technology 13.11%
Computer Software 2.99%
Microsoft Corp.	43,800	1,169,022
Symantec Corp.**	11,800	231,044
		1,400,066
PC's & Servers 4.90%
Dell Inc.**	13,800	227,424
International Business Machines Corp.	17,700	2,070,192
		2,297,616
Semiconductors 5.22%
Altera Corp.	59,000	1,220,120
Intel Corp.	65,400	1,224,942
		2,445,062
Total Technology
(Cost $5,381,350)		6,142,744

Transportation 3.21%
Railroads 3.21%
Norfolk Southern Corp.	22,750	1,506,278

Total Transportation
(Cost $818,220)		1,506,278

Utilities 2.17%
Regulated Electric 2.17%
PPL Corp.	27,500	1,018,050

Total Utilities
(Cost $1,291,907)		1,018,050

Total Common Stocks
(Cost $41,404,674)		46,560,745

Money Market Mutual Funds 1.36%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	637,124	637,124

Total Money Market Mutual Funds
(Cost $637,124)		637,124

Total Investments
(Cost $42,041,798)	100.69%	47,197,869

Liabilities in Excess of Other Assets	(0.69%)	(322,316)

Net Assets	100.00%	$46,875,553

See Legend and Notes to Statement of Investments.

Westcore Blue Chip Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United States	$44,520,864	94.97%
Netherlands	1,686,332	3.60%
Switzerland	654,973	1.40%
Finland	335,700	0.72%
Total Investments	47,197,869	100.69%
Liabilities in Excess of Other Assets	(322,316)	(0.69%)
Net Assets	$46,875,553	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Mid-Cap Value Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 97.78%
Basic Materials 4.33%
Other Materials (Rubber & Plastic) 4.33%
Crown Holdings Inc.**	81,350	$1,806,783
Pactiv Corp.**	45,950	1,140,939
		2,947,722
Total Basic Materials
(Cost $1,930,476)		2,947,722

Capital Goods 4.21%
Electric Equipment 2.08%
General Cable Corp.**	39,700	1,414,511

Farm Equipment 1.32%
CNH Global N.V. - ADS (Netherlands)	40,805	899,342

Machinery 0.81%
Manitowoc Co. Inc.	35,550	552,803

Total Capital Goods
(Cost $4,751,927)		2,866,656

Commercial Services 7.03%
Business Products & Services 2.93%
Quanta Services Inc. **	73,775	1,992,662

Environmental & Pollution Control 2.66%
Waste Connections Inc. **	52,790	1,810,697

Transaction Processing 1.44%
Metavante Technologies Inc.**	51,083	983,859

Total Commercial Services
(Cost $4,385,470)		4,787,218

Communications 3.89%
Telecomm Equipment & Solutions 3.89%
Adtran Inc.	39,350	766,932
CommScope Inc.**	54,200	1,877,488
		2,644,420
Total Communications
(Cost $2,430,461)		2,644,420

Consumer Cyclical 12.61%
Clothing & Accessories 3.12%
Abercrombie & Fitch Co. - Class A	12,600	497,070
TJX Companies Inc.	53,200	1,623,664
		2,120,734
Consumer Durables 0.94%
Whirlpool Corp.	8,100	642,249

Department Stores 1.30%
Macy's Inc.	49,300	886,414

Hotels & Gaming 1.27%
Starwood Hotels & Resorts Worldwide Inc.	30,650	862,491

Motor Vehicle Parts 1.53%
Autoliv Inc. (Sweden)	30,900	1,042,875

Restaurants 2.82%
Darden Restaurants Inc.	67,050	1,919,642

Specialty Retail 1.63%
Tiffany & Co.	31,160	1,106,803

Total Consumer Cyclical
(Cost $10,140,752)		8,581,208

Consumer Staples 4.81%
Food & Agricultural Products 4.81%
Bunge Ltd.	10,150	641,277
Dean Foods Co.**	43,600	1,018,496
Smithfield Foods Inc.**	35,900	570,092
Tyson Foods Inc. - Class A	87,250	1,041,765
		3,271,630

Total Consumer Staples
(Cost $3,743,519)		3,271,630

Energy 6.45%
Exploration & Production 4.72%
Denbury Resources Inc.**	44,400	845,376
Forest Oil Corp.**	25,000	1,240,000
Range Resources Corp.	26,350	1,129,625
		3,215,001
Refining & Marketing 1.73%
Holly Corp.	40,600	1,174,152

Total Energy
(Cost $2,838,048)		4,389,153

Interest Rate Sensitive 20.50%
Life & Health Insurance 2.60%
Reinsurance Group of America Inc.	32,800	1,771,200

Other Banks 1.62%
Colonial BancGroup Inc.	140,350	1,103,151

Property Casualty Insurance 3.32%
Assured Guaranty Ltd. (Bermuda)	58,900	957,714
PartnerRe Ltd. (Bermuda)	19,440	1,298,786
		2,256,500
Regional Banks 3.85%
Marshall & Ilsley Corp.	63,049	1,270,437
Zions Bancorporation	34,900	1,350,630
		2,621,067
Securities & Asset Management 6.04%
Affiliated Managers Group Inc.**	22,650	1,876,553
Invesco Ltd. - ADR	106,400	2,232,271
		4,108,824
Specialty Finance 1.02%
American Capital Strategies Ltd.	27,350	697,699

Thrifts 2.05%
Annaly Capital Management Inc.	103,700	1,394,765

Total Interest Rate Sensitive
(Cost $15,947,183)		13,953,206

Medical & Healthcare 7.38%
Healthcare Services 1.52%
Omnicare Inc.	36,000	1,035,720

Medical Technology 2.12%
Invitrogen Corp.**	38,130	1,441,314

Pharmaceuticals 3.74%
Cephalon Inc. **	25,400	1,968,246
Forest Laboratories Inc.**	20,500	579,740
		2,547,986
Total Medical & Healthcare
(Cost $4,119,785)		5,025,020

Real Estate Investment Trusts (REITs) 6.76%
Healthcare 1.18%
Ventas Inc.	16,300	805,546

Hotels 1.20%
Host Hotels & Resorts Inc.	61,300	814,677

Industrial Property 1.04%
AMB Property Corp.	15,650	708,945

Multi-Family Housing 1.25%
Camden Property Trust	18,500	848,410

Office Property 2.09%
Alexandria Real Estate Equities Inc.	12,600	1,424,808

Total Real Estate Investment Trusts (REITs)
(Cost $4,693,328)		4,602,386

Technology 7.45%
Electronic Equipment 0.90%
Belden Inc.	19,300	613,933

Semiconductors 3.90%
Altera Corp.	70,380	1,455,458
Fairchild Semiconductor International Inc. - Class A**	99,900	888,111
Integrated Device Technology Inc.**	40,100	311,978
		2,655,547
Technology Resellers & Distributors 2.65%
Ingram Micro Inc. - Class A**	112,250	1,803,858

Total Technology
(Cost $6,187,377)		5,073,338

Transportation 0.88%
Trucking, Shipping & Air Freight 0.88%
Diana Shipping Inc. (Greece)	30,200	594,638

Total Transportation
(Cost $810,076)		594,638

Utilities 11.48%
Integrated Gas 2.05%
UGI Corp.	54,055	1,393,538

Regulated Electric 7.53%
CenterPoint Energy Inc.	113,335	1,651,291
PPL Corp.	42,430	1,570,759
Westar Energy Inc.	82,800	1,907,711
		5,129,761
Regulated Gas 1.90%
NiSource Inc.	87,500	1,291,500

Total Utilities
(Cost $8,160,041)		7,814,799

Total Common Stocks
(Cost $70,138,443)		66,551,394

Money Market Mutual Funds 2.14%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	1,458,385	1,458,385

Total Money Market Mutual Funds
(Cost $1,458,385)		1,458,385

Total Investments
(Cost $71,596,828)	99.92%	68,009,779

Other Assets in Excess of Liabilities	0.08%	56,379

Net Assets	100.00%	$68,066,158

See Legend and Notes to Statement of Investments.

Westcore Mid-Cap Value Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United States	$63,216,424	92.88%
Bermuda	2,256,500	3.32%
Sweden	1,042,875	1.53%
Netherlands	899,342	1.32%
Greece	594,638	0.87%
Total Investments	68,009,779	99.92%
Other Assets in Excess of Liabilities	56,379	0.08%
Net Assets	$68,066,158	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Small-Cap Opportunity Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 95.61%
Basic Materials 2.03%
Specialty Chemicals 1.23%
NewMarket Corp.	5,800	$304,848

Steel 0.80%
Schnitzer Steel Industries Inc.	5,050	198,162

Total Basic Materials
(Cost $704,024)		503,010

Capital Goods 9.39%
Electrical Equipment 1.92%
General Cable Corp.**	13,395	477,264

Engineering & Construction 3.57%
EMCOR Group Inc.**	19,470	512,450
Integrated Electrical Services Inc.**	21,230	372,799
		885,249
Industrial Products 1.81%
EnPro Industries Inc.**	12,100	449,636

Machinery 2.09%
Columbus McKinnon Corp.**	22,070	520,190

Total Capital Goods
(Cost $2,238,765)		2,332,339

Commercial Services 5.21%
Business Products & Services 1.05%
CRA International Inc.**	9,500	261,060

Environmental & Pollution Control 4.16%
Waste Connections Inc. **	30,110	1,032,773

Total Commercial Services
(Cost $1,128,891)		1,293,833

Communications 4.89%
Telecomm Equipment & Solutions 4.89%
CommScope Inc.**	12,790	443,046
Novatel Wireless Inc.**	48,955	296,667
Syniverse Holdings Inc.**	28,500	473,385
		1,213,098
Total Communications
(Cost $1,396,528)		1,213,098

Consumer Cyclical 10.11%
Apparel & Footwear Manufacturers 3.27%
Jones Apparel Group Inc.	16,800	310,968
Wolverine World Wide Inc.	18,860	499,224
		810,192
Clothing & Accessories 5.01%
Aeropostale Inc.**	14,115	453,233
Kenneth Cole Productions Inc.	16,450	241,815
Steven Madden Ltd.**	22,150	548,877
		1,243,925
Recreation & Leisure 1.83%
WMS Industries Inc. **	14,885	455,034

Total Consumer Cyclical
(Cost $2,138,782)		2,509,151

Consumer Staples 5.06%
Consumer Products 1.50%
Elizabeth Arden Inc.**	19,010	373,166

Food & Agricultural Products 0.91%
Calavo Growers Inc.	18,220	227,021

Grocery & Convenience 2.65%
Casey's General Stores Inc.	21,770	656,801

Total Consumer Staples
(Cost $1,175,110)		1,256,988

Energy 5.04%
Alternative Energy 1.38%
Headwaters Inc.**	25,710	343,229

Exploration & Production 1.30%
Carrizo Oil & Gas Inc.**	8,925	323,710

Oil Services 2.36%
Oil States International Inc.**	8,860	313,200
T-3 Energy Services Inc.**	7,340	272,461
		585,661
Total Energy
(Cost $1,149,566)		1,252,600

Interest Rate Sensitive 18.18%
Life & Health Insurance 1.98%
The Phoenix Companies Inc.	53,140	491,014

Other Banks 4.93%
Boston Private Financial Holdings Inc.	43,800	382,812
PacWest Bancorp	18,710	534,919
UCBH Holdings Inc.	47,800	306,398
		1,224,129
Property Casualty Insurance 5.43%
The Hanover Insurance Group Inc.	7,450	339,124
IPC Holdings Ltd. (Bermuda)	14,910	450,431
Max Capital Group Ltd. (Bermuda)	24,010	557,751
		1,347,306
Securities & Asset Management 1.96%
Piper Jaffray Cos. **	11,235	485,914

Specialty Finance 2.00%
First Cash Financial Services Inc.**	33,160	497,400

Thrifts 1.88%
Anworth Mortgage Asset Corp.	78,800	466,496

Total Interest Rate Sensitive
(Cost $4,703,648)		4,512,259

Medical & Healthcare 15.23%
Healthcare Services 6.17%
Centene Corp.**	18,050	370,206
Kendle International Inc.**	7,900	353,209
LifePoint Hospitals Inc.**	11,800	379,252
Life Sciences Research Inc.**	12,300	430,500
		1,533,167
Medical Products & Supplies 4.76%
Orthofix Intl. N.V. (Netherlands)**	19,850	369,806
STERIS Corp.	21,620	812,479
		1,182,285
Medical Technology 0.87%
SurModics Inc.**	6,820	214,762

Pharmaceuticals 3.43%
K-V Pharmaceutical Co. - Class A**	14,075	319,643
Sciele Pharma Inc.	17,285	532,205
		851,848
Total Medical & Healthcare
(Cost $3,666,562)		3,782,062

Real Estate Investment Trusts (REITS) 3.54%
DCT Industrial Trust Inc.	50,550	378,620
PS Business Parks Inc.	8,665	499,104
		877,724
Total Real Estate Investment Trusts (REITS)
(Cost $986,889)		877,724

Technology 8.54%
Electronic Equipment 4.31%
Belden Inc.	19,550	621,885
Rofin-Sinar Technologies Inc.**	14,650	448,437
		1,070,322
Semiconductor Capital Equipment 2.60%
Advanced Energy Industries Inc.**	28,090	384,271
Veeco Instruments Inc.**	17,560	260,064
		644,335
Semiconductors 1.63%
Fairchild Semiconductor International Inc. - Class A**	45,590	405,295

Total Technology
(Cost $2,489,141)		2,119,952

Transportation 4.86%
Trucking, Shipping & Air Freight 4.86%
Eagle Bulk Shipping Inc.	17,640	245,902
Marten Transport Ltd.**	18,700	364,837
Tsakos Energy Navigation Ltd. (Greece)	11,400	338,124
Ultrapetrol Bahamas Ltd. (Bahamas)**	32,920	258,422
		1,207,285
Total Transportation
(Cost $1,496,877)		1,207,285

Utilities 3.53%
Regulated Electric 1.38%
Westar Energy Inc.	14,830	341,683

Regulated Gas 2.15%
South Jersey Industries Inc.	14,970	534,429

Total Utilities
(Cost $837,234)		876,112

Total Common Stocks
(Cost $24,112,017)		23,736,413

Money Market Mutual Funds 0.88%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	218,852	218,852

Total Money Market Mutual Funds
(Cost $218,852)		218,852

Total Investments
(Cost $24,330,869)	96.49%	23,955,265

Other Assets in Excess of Liabilities	3.51%	870,839

Net Assets	100.00%	$24,826,104

See Legend and Notes to Statement of Investments.

Westcore Small Cap Opportunity Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United States	$21,980,731	88.54%
Bermuda	1,008,182	4.06%
Netherlands	369,806	1.49%
Greece	338,124	1.36%
Bahamas	258,422	1.04%
Total Investments	23,955,265	96.49%
Other Assets in Excess of Liabilities	870,839	3.51%
Net Assets	$24,826,104	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Small-Cap Value Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 96.47%
Basic Materials 4.81%
Chemicals 1.55%
Ferro Corp.	169,200	$3,400,920

Forestry & Paper 2.39%
Albany International Corp. - Class A	110,670	3,024,611
Temple-Inland Inc.	146,400	2,234,064
		5,258,675
Steel 0.87%
Worthington Industries Inc.	128,700	1,922,778

Total Basic Materials
(Cost $11,560,626)		10,582,373

Capital Goods 4.10%
Electrical Equipment 0.65%
LSI Industries Inc.	173,900	1,438,153

Industrial Products 3.45%
Lincoln Electric Holdings Inc.	58,120	3,737,697
Sauer-Danfoss Inc.	156,060	3,853,122
		7,590,819
Total Capital Goods
(Cost $9,820,161)		9,028,972

Commercial Services 3.77%
Business Products & Services 3.77%
CDI Corp.	176,335	3,937,561
Ennis Inc.	281,210	4,347,506
		8,285,067
Total Commercial Services
(Cost $9,964,074)		8,285,067

Communications 2.05%
Telecomm Equipment & Solutions 2.05%
Adtran Inc.	231,150	4,505,114

Total Communications
(Cost $5,027,441)		4,505,114

Consumer Cyclical 15.98%
Clothing & Accessories 2.40%
Brown Shoe Co. Inc.	109,600	1,795,248
Stage Stores Inc.	255,460	3,489,584
		5,284,832
Consumer Durables 4.08%
Knoll Inc.	343,150	5,188,427
Toro Co.	91,700	3,787,210
		8,975,637
Hard Goods Retail 2.59%
Aaron Rents Inc.	128,710	3,484,180
Tempur-Pedic International Inc.	189,470	2,228,167
		5,712,347
Motor Vehicle Parts 1.65%
ArvinMeritor Inc.	278,800	3,635,552

Motor Vehicles 0.74%
Asbury Automotive Group Inc.	140,600	1,619,712

Restaurants 2.22%
Bob Evans Farms Inc.	178,755	4,878,224

Specialty Retail 2.30%
Movado Group Inc.	226,395	5,059,928

Total Consumer Cyclical
(Cost $40,413,278)		35,166,232

Consumer Staples 5.38%
Food & Agriculture Products 1.20%
Lancaster Colony Corp.	70,340	2,649,004

Grocery & Convenience 2.65%
Casey's General Stores Inc.	193,065	5,824,771

Home Products 1.53%
Tupperware Brands Corp.	121,550	3,358,427

Total Consumer Staples
(Cost $11,415,154)		11,832,202

Energy 3.93%
Alternative Energy 0.34%
EnergySolutions Inc.	73,900	739,000

Exploration & Production 1.37%
Berry Petroleum Co. - Class A	40,510	1,568,952
St Mary Land & Exploration Co.	40,500	1,443,825
		3,012,777
Oil Services 0.72%
Tidewater Inc.	28,600	1,583,296

Refining & Marketing 1.50%
Holly Corp.	114,400	3,308,448

Total Energy
(Cost $9,790,982)		8,643,521

Interest Rate Sensitive 24.57%
Life & Health Insurance 1.71%
American Equity Investment Life Holding Co.	502,850	3,771,375

Other Banks 7.90%
Central Pacific Financial Corp.	202,600	3,405,706
Colonial BancGroup Inc.	417,000	3,277,620
PacWest Bancorp	150,155	4,292,930
Westamerica Bancorp	59,020	3,395,421
Wintrust Financial Corp.	102,500	3,008,375
		17,380,052
Property Casualty Insurance 6.34%
Assured Guaranty Ltd. (Bermuda)	162,060	2,635,096
Max Capital Group Ltd. (Bermuda)	176,065	4,089,990
Platinum Underwriters Holdings Ltd. (Bermuda)	134,675	4,778,269
Safety Insurance Group Inc.	64,300	2,438,899
		13,942,254
Securities & Asset Management 2.13%
SWS Group Inc.	232,950	4,696,272

Specialty Finance 1.94%
Cash America International Inc.	118,160	4,258,486

Thrifts & Mortgage REITs 4.55%
First Niagara Financial Group Inc.	185,900	2,927,925
MFA Mortgage Investments Inc.	739,240	4,805,060
Sterling Financial Corp.	157,300	2,280,850
		10,013,835
Total Interest Rate Sensitive
(Cost $54,445,673)		54,062,274

Medical & Healthcare 9.12%
Healthcare Services 2.47%
Owens & Minor Inc.	112,010	5,432,485

Medical Products & Supplies 6.65%
Cooper Companies Inc.	81,050	2,817,298
Mentor Corp.	104,800	2,500,528
Meridian Bioscience Inc.	128,675	3,736,722
STERIS Corp.	148,450	5,578,751
		14,633,299
Total Medical & Healthcare
(Cost $17,812,199)		20,065,784

Real Estate Investment Trusts (REITs) 4.75%
Apartments 1.17%
American Campus Communities Inc.	76,300	2,585,044

Hotels 0.84%
DiamondRock Hospitality Co.	202,600	1,843,660

Multi-Family 1.16%
Associated Estates Realty Corp.	195,365	2,545,606

Office - Industrial 1.58%
Parkway Properties Inc.	91,795	3,475,359

Total Real Estate Investment Trusts (REITs)
(Cost $10,608,465)		10,449,669

Technology 10.61%
Computer Software 1.08%
Blackbaud Inc.	128,645	2,373,500

Electronic Equipment 8.39%
Bel Fuse Inc. - Class B	69,090	1,966,992
Belden Inc.	262,100	8,337,401
Park Electrochemical Corp.	140,600	3,408,144
Technitrol Inc.	320,510	4,740,343
		18,452,880
Semiconductor Equipment 1.14%
Cohu Inc.	158,500	2,507,470

Total Technology
(Cost $27,849,356)		23,333,850

Transportation 3.15%
Trucking, Shipping & Air Freight 3.15%
Arkansas Best Corp.	66,700	2,247,123
Eagle Bulk Shipping Inc.	152,500	2,125,850
Genco Shipping & Trading Ltd.	22,840	759,202
Pacer International Inc.	109,600	1,805,112
		6,937,287
Total Transportation
(Cost $8,606,600)		6,937,287

Utilities 4.25%
Regulated Electric 1.04%
UIL Holdings Corp.	66,700	2,289,811

Regulated Gas 3.21%
Northwest Natural Gas Co.	61,960	3,221,920
South Jersey Industries Inc.	107,275	3,829,718
		7,051,638
Total Utilities
(Cost $8,760,153)		9,341,449

Total Common Stocks
(Cost $226,074,162)		212,233,794

Money Market Mutual Funds 2.74%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	6,032,463	6,032,463

Total Money Market Mutual Funds
(Cost $6,032,463)		6,032,463

Total Investments
(Cost $232,106,625)	99.21%	218,266,257

Other Assets in Excess of Liabilities	0.79%	1,727,094

Net Assets	100.00%	$219,993,351

See Legend and Notes to Statement of Investments.

Westcore Small-Cap Value Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United States	$206,762,902	93.98%
Bermuda	11,503,355	5.23%
Total Investments	218,266,257	99.21%
Other Assets in Excess of Liabilities	1,727,094	0.79%
Net Assets	$219,993,351	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Micro-Cap Opportunity Fund as of September 30, 2008 (Unaudited)
	Shares	Market Value
Common Stocks 97.37%
Basic Materials 3.02%
Forestry & Paper 0.35%
Buckeye Technologies Inc.**	657	$5,381

Non-Ferrous Metals 0.28%
Insteel Industries Inc.	310	4,213

Other Materials (Rubber & Plastic) 0.12%
Myers Industries Inc.	148	1,866

Specialty Chemicals 0.90%
Calgon Carbon Corp.**	294	5,986
Quaker Chemical Corp.	60	1,708
Stepan Co.	113	6,166
		13,860
Steel 1.37%
Gibraltar Industries Inc.	286	5,351
Mesabi Trust	630	12,191
Universal Stainless & Alloy Products Inc.**	133	3,398
		20,940
Total Basic Materials
(Cost $48,459)		46,260

Capital Goods 6.64%
Aerospace & Defense Suppliers 2.86%
Applied Signal Technology Inc.	356	6,187
Hawk Corp.**	571	11,494
Herley Industries Inc.**	774	13,236
Integral Systems Inc.**	622	12,919
		43,836
Electrical Equipment 0.46%
AAON Inc.	294	5,348
AZZ Inc.**	43	1,779
		7,127
Engineering & Construction 0.64%
Comfort Systems USA Inc.	730	9,753

Industrial Products 2.19%
Chase Corp.	301	3,763
Flanders Corp. **	1,655	10,426
Graham Corp.	159	8,602
K-Tron International Inc.**	69	8,889
Lydall Inc.**	189	1,820
		33,500
Machinery 0.49%
Columbus McKinnon Corp.**	318	7,495

Total Capital Goods
(Cost $108,681)		101,711

Commercial Services 8.09%
Business Products & Services 2.89%
Asta Funding Inc.	1,693	11,868
COMSYS IT Partners Inc.**	1,211	11,771
MAXIMUS Inc.	341	12,562
S1 Corp.**	1,311	8,023
		44,224
Distributors & Wholesalers 1.62%
Park-Ohio Holdings Corp.**	703	12,577
School Specialty Inc.**	394	12,289
		24,866
Environmental & Pollution Control 0.80%
Landauer Inc.	169	12,295

IT Services 2.03%
AsiaInfo Holdings Inc. (China)**	595	5,462
iGate Corp.**	468	4,058
Infospace Inc.	955	10,362
NCI Inc.**	394	11,220
		31,102
Transaction Processing 0.75%
Cass Information Systems Inc.	320	11,472

Total Commercial Services
(Cost $126,113)		123,959

Communications 1.56%
Telecomm Service Providers 1.56%
Atlantic Tele-Network Inc.**	359	10,052
USA Mobility Inc. **	1,260	13,860
		23,912
Total Communications
(Cost $21,864)		23,912

Consumer Cyclical 11.71%
Apparel & Footwear Manufacturing 0.55%
Maidenform Brands Inc.**	584	8,474

Clothing & Accessories 0.95%
Genesco Inc.**	326	10,914
JOS A Bank Clothiers Inc.**	110	3,696
		14,610
Consumer Durables 0.44%
Knoll Inc.	449	6,789

Hard Goods Retail 0.69%
Haverty Furniture Cos Inc.	920	10,525

Homebuilders & Suppliers 0.90%
BlueLinx Holdings Inc.	1,804	9,543
M/I Homes Inc.	186	4,237
		13,780
Motor Vehicle Parts 2.71%
ATC Technology Corp.**	543	12,891
Fuel Systems Solutions Inc.**	138	4,754
Midas Inc.**	971	13,362
Stoneridge Inc.**	939	10,564
		41,571
Motor Vehicles 1.60%
America's Car-Mart Inc.**	694	12,901
Rush Enterprises Inc.**	911	11,661
		24,562
Other Consumer Services 1.19%
Pre-Paid Legal Services Inc.**	229	9,449
Stamps.com Inc.**	748	8,729
		18,178
Publishing & Media 0.79%
Fisher Communications Inc.	308	12,135

Recreation & Leisure 0.75%
Steinway Musical Instruments Inc.**	404	11,441

Specialty Retail 1.14%
Franklin Covey Co.**	677	4,901
Monro Muffler Inc.	546	12,591
		17,492
Total Consumer Cyclical
(Cost $183,963)		179,557

Consumer Staples 3.35%
Beverages: Non-Alcoholic 0.38%
National Beverage Corp.**	659	5,845

Consumer Products 0.12%
Helen of Troy Ltd.**	81	1,844

Drug Stores 0.86%
PetMed Express Inc.**	836	13,126

Food & Agricultural Products 1.23%
Diamond Foods Inc.	518	14,520
Omega Protein Corp.**	367	4,316
		18,836
Home Products 0.76%
WD-40 Co.	325	11,677

Total Consumer Staples
(Cost $46,228)		51,328

Energy 4.99%
Coal 0.90%
Westmoreland Coal Co.**	876	13,841

Energy Lp/Trusts 0.79%
North European Oil Royalty Trust	406	12,139

Exploration & Production 2.25%
Callon Petroleum Co.**	406	7,320
Energy Partners Ltd.**	958	8,306
Panhandle Oil and Gas Inc.	336	9,620
Vaalco Energy Inc.**	1,354	9,261
		34,507
Oil Services 0.84%
Dawson Geophysical Co.**	40	1,868
Mitcham Industries Inc.**	315	3,178
PHI Inc.**	158	5,835
Trico Marine Services Inc.**	113	1,930
		12,811
Pipelines 0.21%
Furmanite Corp.**	304	3,165

Total Energy
(Cost $90,333)		76,463

Interest Rate Sensitive 20.28%
Life & Health Insurance 0.66%
American Equity Investment Life Holding Co.	1,341	10,058

Other Banks 5.90%
First Place Financial Corp.	1,159	14,893
Heartland Financial USA Inc.	522	13,081
Lakeland Bancorp Inc.	334	3,904
Peoples Bancorp Inc.	572	12,452
Provident Bankshares Corp.	679	6,593
Republic Bancorp Inc.	447	13,553
Simmons First National Corp.	336	11,962
Southside Bancshares Inc.	559	14,087
		90,525
Property Casualty Insurance 4.91%
American Physicians Capital Inc.	253	10,709
AMERISAFE Inc.**	708	12,886
Castlepoint Holdings Ltd. (Bermuda)	1,253	13,946
Darwin Professional Underwriters Inc.**	424	13,191
Hallmark Financial Services Inc.**	1,445	13,135
Safety Insurance Group Inc.	300	11,379
		75,246
Regional Banks 0.78%
BancTrust Financial Group Inc.	917	12,031

Securities & Asset Management 1.41%
TradeStation Group Inc.**	1,017	9,509
Westwood Holdings Group Inc.	255	12,087
		21,596
Specialty Finance 0.88%
NorthStar Realty Finance Corp.	1,740	13,485

Thrifts 5.74%
Anthracite Capital Inc.	1,959	10,500
Capstead Mortgage Corp.	1,095	11,990
Dime Community Bancshares	770	11,719
FirstFed Financial Corp.**	408	3,199
Flushing Financial Corp.	765	13,387
Great Southern Bancorp Inc.	1,024	13,056
MainSource Financial Group Inc.	655	12,838
RAIT Financial Trust	2,050	11,255
		87,944
Total Interest Rate Sensitive
(Cost $303,638)		310,885

Medical & Healthcare 16.84%
Healthcare Services 5.29%
Alliance Imaging Inc.**	1,018	10,455
American Dental Partners Inc.**	922	10,787
American Physicians Service Group Inc.	450	9,527
Assisted Living Concepts Inc.**	1,821	11,600
Medcath Corp.**	390	6,989
National Healthcare Corp.	190	8,953
RehabCare Group Inc.**	649	11,746
Sun Healthcare Group Inc.**	758	11,112
		81,169

Medical Products & Supplies 2.19%
Atrion Corp.	97	9,994
CryoLife Inc.**	437	5,733
Given Imaging Ltd. (Israel)**	426	4,750
Invacare Corp.	461	11,129
Young Innovations Inc.	99	1,998
		33,604
Medical Technology 2.26%
Bio-Imaging Technologies Inc.**	1,274	9,835
Cutera Inc.**	614	6,515
Cynosure Inc.**	568	10,190
Vital Images Inc.**	536	8,040
		34,580
Pharmaceuticals 7.10%
Albany Molecular Research Inc.**	667	12,066
Amicus Therapeutics Inc.**	838	12,671
Emergent Biosolutions Inc.**	864	11,310
GTx Inc.**	415	7,893
Hi-Tech Pharmacal Co. Inc.**	650	6,383
Idera Pharmaceuticals Inc.**	931	13,098
Pozen Inc.**	1,041	10,941
Salix Pharmaceuticals Ltd.**	1,673	10,724
Sucampo Pharmaceuticals Inc.**	675	5,758
Synta Pharmaceuticals Corp.**	1,631	12,428
VNUS Medical Technologies Inc.**	266	5,567
		108,839
Total Medical & Healthcare
(Cost $260,325)		258,192

Real Estate Investment Trusts (REITs) 2.78%
Hotels 0.90%
Hersha Hospitality Trust	1,852	13,779

Manufactured Homes 0.64%
Hilltop Holdings Inc.**	948	9,783

Multi-Family 0.74%
Associated Estates Realty Corp.	872	11,362

Regional Malls 0.50%
Ramco-Gershenson Properties Trust	345	7,735

Total Real Estate Investment Trusts (REITs)
(Cost $42,336)		42,659

Technology 13.33%
Business Machines 0.61%
Rackable Systems Inc.**	957	9,388

Computer Software 5.45%
Interactive Intelligence Inc.**	852	7,685
Manhattan Associates Inc.**	453	10,120
PC-Tel Inc.	1,232	11,482
Pegasystems Inc.	852	10,999
QAD Inc.	1,069	7,397
Seachange International Inc.**	756	7,303
SonicWALL Inc.**	1,938	10,155
SPSS Inc.**	324	9,513
Vignette Corp.**	832	8,936
		83,590
Electronic Equipment 2.38%
American Science & Engineering Inc.	141	8,422
CTS Corp.	758	9,687
Spectrum Control Inc.**	678	5,065
Zygo Corp.**	1,059	13,322
		36,496
Peripherals 0.46%
Hutchinson Technology Inc.**	603	6,983

Semiconductor Capital Equipment 1.14%
Advanced Energy Industries Inc.**	620	8,482
Newport Corp.**	407	4,387
Ultratech Inc.**	387	4,683
		17,552
Semiconductors 3.29%
Actel Corp.**	747	9,323
CEVA Inc.**	1,574	13,063
IXYS Corp.	1,099	9,990
Silicon Image Inc.**	1,323	7,065

Volterra Semiconductor Corp.**	860	10,948
		50,389
Total Technology
(Cost $220,129)		204,398

Transportation 2.74%
Airlines 0.64%
Republic Airways Holdings Inc.**	962	9,803

Trucking, Shipping & Air Freight 2.10%
Dynamex Inc.**	378	10,758
International Shipholding Corp.**	477	10,446
Marten Transport Ltd.**	566	11,043
		32,247
Total Transportation
(Cost $43,105)		42,050

Utilities 2.04%
Regulated Electric 1.55%
Central Vermont Public Service Corp.	524	12,283
CH Energy Group Inc.	141	6,143
The Empire District Electric Co.	251	5,359
		23,785
Water Utilities 0.49%
American States Water Co.	194	7,469

Total Utilities
(Cost $29,872)		31,254

Total Common Stocks
(Cost $1,525,046)		1,492,628

Money Market Mutual Funds 3.66%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)	56,095	56,095

Total Money Market Mutual Funds
(Cost $56,095)		56,095

Total Investments
(Cost $1,581,141)	101.03%	1,548,723

Liabilities in Excess of Other Assets	(1.03%)	(15,808)

Net Assets	100.00%	$1,532,915

See Legend and Notes to Statement of Investments.

Westcore Micro-Cap Opportunity Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country	Market Value	%
United States	$1,524,565	99.45%
Bermuda	13,946	0.91%
China	5,462	0.36%
Israel	4,750	0.31%
Total Investments	1,548,723	101.03%
Liabilities in Excess of Other Assets	(15,808)	(1.03%)
Net Assets	$1,532,915	100.00%

Please note the country classification is based on the company headquarters.

All of the Fund's investments are traded on U.S. exchanges.

Westcore Flexible Income Fund as of September 30, 2008 (Unaudited)
		Shares	Market Value
Common Stocks 3.00%
Financial 1.34%
Financial Services 0.89%
Apollo Investment Co.		27,001	$460,368
Crystal River Capital Inc.		37,000	74,740
Tortoise Capital Partners		45,625	405,606
			940,714
Real Estate Investment Trusts (REITs) 0.45%
Office Property 0.45%
HRPT Properties Trust		70,000	482,300

Total Financial
(Cost $2,854,868)			1,423,014

Industrial 0.57%
Autos 0.22%
Dana Holding Corp.**		48,929	236,816

Other Industrial 0.35%
B&G Foods Inc.(8)		22,000	294,800
Centerplate Inc.		26,000	78,000
			372,800
Total Industrial
(Cost $1,700,694)			609,616

Utilities & Energy 1.09%
Energy-Non Utility 1.09%
Enbridge Energy Partners LP		29,000	1,153,620

Total Utilities & Energy
(Cost $1,294,486)			1,153,620

Total Common Stocks
(Cost $5,850,048)			3,186,250

	Bond Rating Moody's/S&P	Principal Amount	Market Value
Convertible Preferred Stocks 1.23%
Financial 0.29%
Real Estate Investment Trusts (REITs) 0.29%
Hotels 0.29%
FelCor Lodging Trust Inc.,
Series A, 1.950%	B2/B-	$25,000	$306,250

Total Financial
(Cost $616,400)			306,250

Utilities & Energy 0.94%
Energy-Non Utility 0.94%
AES Trust III,
6.750%, 10/15/2029	B3/B-	26,100	1,000,935

Total Utilities & Energy
(Cost $1,140,080)			1,000,935

Total Convertible Preferred Stocks
(Cost $1,756,480)			1,307,185

Nonconvertible Preferred Stocks 7.31%
Financial 7.31%
Financial Services 1.46%
First Republic Capital Trust II,
Series B, 8.750%**(1)(3)	NR/A-	20,000	502,500
Invesco Navigator Fund 2005-1,
8.000%(1)(3)(5)	NR/NR	2,000	1,048,360
			1,550,860
Government Sponsored Entity 0.14%
Federal Home Loan Mortgage Corp.,
8.375%(6)	Ca/C	86,680	141,288

Insurance 0.15%
Delphi Financial Group Inc.,
8.000%, 5/15/2033	Baa3/BBB+	10,000	159,700

Real Estate Investment Trusts (REITs) 5.56%
Diversified 1.03%
Cousins Properties Inc.:
7.500%	NR/NR	25,000	425,000
7.750%	NR/NR	25,000	450,000
Digital Realty Trust Inc.,
8.500%	NR/NR	11,800	221,250
			1,096,250
Healthcare 0.61%
Health Care REIT Inc.,
Series F, 7.625%	Baa3/BB	30,700	652,375

Hotels 1.13%
Hospitality Properties Trust,
Series B, 8.875%	Baa3/BB+	25,000	400,000
Host Hotels & Resorts Inc.,
Series E, 8.875%	Ba2/B	6,300	109,620
Strategic Hotels & Resorts Inc.,
Series C, 8.250%	NR/NR	55,000	687,500
			1,197,120
Office Property 1.08%
Brandywine Realty,
Series D, 7.375%	NR/BBB-	40,000	566,000
Maguire Properties Inc.,
Series A, 7.625%	NR/B+	50,500	484,800
SL Green Realty Corp.,
Series C, 7.625%	NR/NR	5,600	95,928
			1,146,728
Regional Malls 0.54%
CBL & Associates Properties Inc.,
Series D, 7.375%	NR/NR	40,000	576,000

Warehouse-Industrial 1.17%
CenterPoint Properties Trust,
5.377%(1)(5)	NR/NR	1,500	1,065,000
First Industrial Realty Trust Inc.,
6.236%(1)(5)	Baa3/BB+	250	175,000
			1,240,000
Total Financial
(Cost $14,706,563)			7,760,321

Total Nonconvertible Preferred Stocks
(Cost $14,706,563)			7,760,321

Convertible Bonds 0.07%
Industrial 0.07%
Cable & Media 0.07%
Charter Communications Holdings Capital Corp.,
5.875%, 11/16/2009(1)(3)(5)	Ca/CCC	100,000	76,875

Total Industrial
(Cost $100,000)			76,875

Total Convertible Bonds
(Cost $100,000)			76,875

Corporate Bonds 65.90%
Financial 13.50%
Financial Services 6.13%
Allied Capital Corp.,
6.340%, 10/13/2012(1)(3)(5)	NR/BBB+	1,000,000	912,480
Emigrant Capital Trust II,
5.205%, 4/14/2034(1)(2)(3)	NR/NR	500,000	410,726
Finova Capital Corp.,
7.500%, 11/15/2009	NR/NR	7,200.06	900
Leucadia National Corp.:
7.000%, 8/15/2013	Ba2/BB+	3,800,000	3,600,499
7.750%, 8/15/2013	Ba2/BB+	1,140,000	1,124,325
7.125%, 3/15/2017	Ba2/BB+	500,000	457,500
			6,506,430
Insurance 1.49%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	Baa3/BBB	1,700,000	1,585,750

Savings & Loans 0.46%
Washington Mutual Bank,
5.550%, 6/16/2010(6)	Baa3/D	2,000,000	490,000

Real Estate Investment Trusts (REITs) 5.42%
Healthcare 2.01%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	Ba3/BB+	2,350,000	2,126,750

Hotels 1.80%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	Ba1/BB	2,325,000	1,912,313

Regional Malls 1.61%
Rouse Co. Inc.,
6.750%, 5/1/2013(3)	Ba2/BB-	2,500,000	1,712,500

Total Financial
(Cost $17,052,928)			14,333,743

Industrial 38.85%
Airlines 0.44%
American Airlines Pass Through Trust 1999,
Series 99-1, 7.024%, 10/15/2009	Ba2/BBB	265,000	251,087
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(4)	WR/NR	65,972	57,396
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1, Class C, 7.033%, 6/15/2011(4)	B1/B+	20,946	17,175
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(4)(5)	Ba3/B-	34,476	29,209
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(4)	Ba1/BB+	151,740	114,564
			469,431
Autos 3.08%
Dana Corp., Escrow Units**(1)(5)(6)	NR/NR	1,300,000	–
Delphi Corp.:
6.500%, 5/1/2009(6)	WR/NR	1,375,000	171,875
8.250%, 10/15/2033(6)	WR/NR	1,015,000	7,613
Ford Motor Co.,
9.215%, 9/15/2021	Caa1/CCC	800,000	384,000
General Motors Acceptance Corp.,
8.000%, 11/1/2031	B3/B-	4,000,000	1,509,476
Sonic Automotive Inc.,
Series B, 8.625%, 8/15/2013	B1/B	1,750,000	1,198,750
			3,271,714
Chemicals 0.48%
Borden Inc.,
7.875%, 2/15/2023	Caa1/CCC+	575,000	267,375
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	Ba2/BBB-	250,000	244,109
			511,484
Healthcare 0.97%
Eszopiclone Royalty Sub LLC ,
Series IV, 12.000%, 3/15/2014(1)(3)(5)	NR/NR	1,011,639	1,031,872

Leisure 12.87%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(3)	Caa1/CCC	3,000,000	855,000
Harrah's Operating Co. Inc,
10.750%, 2/1/2016(3)	Caa1/B+	1,950,000	1,004,250
Las Vegas Sands Corp.,
6.375%, 2/15/2015	Ba3/BB-	3,400,000	2,618,000
MGM Mirage Resorts Inc.,
7.250%, 8/1/2017	Ba2/BB	6,000,000	4,170,000
Mohegan Tribal Gaming Authority,
6.875%, 2/15/2015	Ba3/B	2,050,000	1,424,750
Pinnacle Entertainment Inc.,
8.250%, 3/15/2012	B3/B+	875,000	849,844
Premier Ent. Biloxi,
10.750%, 2/1/2012(1)(5)	NR/NR	250,000	–
Royal Caribbean Cruises Ltd.,
6.875%, 12/1/2013	Ba1/BB+	2,500,000	2,100,000
Seneca Gaming Corp.,
7.250%, 5/1/2012	Ba2/BB	100,000	87,500
Station Casinos Inc.,
6.875%, 3/1/2016	Caa1/CCC	1,950,000	555,750
			13,665,094
Other Industrial 13.43%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	B3/B	2,233,000	1,724,993
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	Baa3/BBB-	1,580,000	1,482,802

Amerigas Partners LP,
7.250%, 5/20/2015	Ba3/NR	1,510,000	1,381,650
Aramark Corp.,
8.500%, 2/1/2015	B3/B	2,225,000	2,102,624
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	Baa2/BBB	1,734,397	1,695,373
Freeport-McMoRan Copper & Gold Inc.:
6.875%, 2/1/2014	Baa1/BBB-	1,000,000	991,088
8.375%, 4/1/2017	Ba2/BBB-	1,725,000	1,701,662
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011	B2/BB-	1,060,000	1,036,150
8.625%, 12/1/2011	Ba3/BB-	167,000	166,165
Levi Strauss & Co.,
9.750%, 1/15/2015	B2/B+	2,000,000	1,680,000
Novelis Inc.,
7.250%, 2/15/2015	B3/B	225,000	196,875
Winn-Dixie Stores Inc., Escrow Units**(6)	NR/NR	2,150,000	96,750
			14,256,132
Pharmaceuticals 1.75%
Medco Health Solutions Inc.,
6.125%, 3/15/2013	Baa3/BBB	1,825,000	1,858,264

Telecom & Related 4.93%
American Tower Corp.,
7.500%, 5/1/2012	Ba1/BB+	500,000	495,000
Qwest Capital Funding Inc.,
7.900%, 8/15/2010	B1/B+	2,500,000	2,431,250
Qwest Communications International Inc.,
6.304%, 2/15/2009(2)	Ba3/B+	333,000	330,503
Qwest Corp.:
7.500%, 6/15/2023	Ba1/BBB-	375,000	296,250
6.875%, 9/15/2033	Ba1/BBB-	1,726,000	1,169,365
Rogers Wireless Inc.,
7.500%, 3/15/2015	Baa3/BBB-	500,000	508,630
			5,230,998
Transportation 0.90%
Burlington Northern Santa Fe Corp.,
5.750%, 3/15/2018	Baa1/BBB	1,000,000	960,895

Total Industrial
(Cost $55,776,944)			41,255,884

Utilities & Energy 13.55%
Energy-Non Utility 12.72%
Forest Oil Corp.,
7.250%, 6/15/2019	B1/B+	2,950,000	2,537,000
Kerr-McGee Corp.,
6.950%, 7/1/2024	Baa3/BBB-	1,050,000	993,481
Southwestern Energy Co.,
7.500%, 2/1/2018(3)	Ba2/BB+	1,510,000	1,472,250
Tennessee Gas Pipeline Co.:
7.500%, 4/1/2017	Baa3/BB	400,000	391,391
7.000%, 3/15/2027	Baa3/BB	1,850,000	1,600,035
Transcontinental Gas Pipe Line Corp.,
6.400%, 4/15/2016	Baa2/BBB-	2,100,000	2,014,110
Valero Energy Corp.,
6.125%, 6/15/2017	Baa3/BBB	2,350,000	2,203,240
Weatherford International Ltd. (Bermuda),
5.150%, 3/15/2013	Baa1/BBB+	1,540,000	1,484,545
Whiting Petroleum Corp.,
7.000%, 2/1/2014	B1/BB-	950,000	812,250
			13,508,302
Utilities 0.83%
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(3)	Baa1/BBB	100,000	101,813
Portland General Electric Co.,
7.875%, 3/15/2010	Baa2/BBB	100,000	103,907
WPD Holdings Inc.,
7.250%, 12/15/2017(3)	Baa3/BBB-	600,000	675,414
			881,134
Total Utilities & Energy
(Cost $15,509,182)			14,389,436

Total Corporate Bonds
(Cost $88,339,054)			69,979,063

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 7.95%
Asset-Backed Securities 3.12%
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class C, 5.540%, 2/15/2012(4)	Baa2/BBB	1,850,000	1,236,625
Vanderbilt Mortgage and Finance Inc.,
Series 2002-B, Class B1, 5.850%, 4/7/2018	Baa2/BBB	241,625	235,257
Series 1997-C, Class 2B3, 3.637%, 8/7/2027(2)	Baa1/NR	2,000,000	1,843,947
			3,315,829

Collateralized Debt Obligations 2.58%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 6.140%, 2/24/2014(1)(2)(3)(4)(5)	NR/BBB-	500,000	75,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(1)(3)(4)(5)(7)	NR/BB-	200,000	79,048
Crest Ltd. Series 2003-2A (Cayman Islands):
Class E1, 8.619%, 12/28/2013(1)(2)(3)(4)(5)	Ba1/BB	250,000	106,083
Class PS, 6.000%, 12/28/2013(1)(3)(4)(5)(7)	NR/NR	413,450	130,142
Crest Ltd. Series 2004-1A (Cayman Islands):
Class PS, 7.667%, 12/28/2013(1)(3)(4)(5)(7)	NR/NR	1,064,633	300,077
Class H2, 7.334%, 10/28/2014(1)(3)(4)(5)	Ba2/BB	300,000	109,251
Exeter Street Solar, Class E1, 7.519%, 10/28/2014(1)(2)(3)(4)(5)	NR/BB+	418,853	168,312
Fairfield Street Solar, Class F, 7.674%, 12/28/2014(1)(2)(3)(4)(5)	NR/BB-	1,087,500	316,267
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012(1)(3)(4)(5)(7)	NR/NR	100,000	10,700
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(3)(4)(5)	NR/BBB+	500,000	287,500
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 3.000%, 7/3/2012(1)(3)(4)(5)(7)	NR/NR	100,000	32,700
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 7/3/2013(1)(3)(4)(5)(7)	NR/NR	150,000	62,400
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/3/2013(1)(3)(4)(5)(7)	NR/NR	150,000	83,850
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013(1)(3)(4)(5)(7)	NR/NR	750,000	320,250
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/24/2014(1)(3)(4)(5)(7)	NR/NR	500,000	263,500
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 0.000%, 2/15/2014(1)(3)(4)(5)(7)	NR/NR	500,000	10,000
Series 2005-1, 0.000%, 3/15/2015**(1)(3)(4)(5)(7)	NR/NR	750,000	15,000
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(3)(4)(5)(7)	Ca/NR	600,000	6,000
Soloso Bank Pref 2005 (Cayman Islands),
15.000%, 10/15/2015(1)(3)(4)(5)(7)	NR/NR	750,000	19,805
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 9/30/2013(1)(3)(4)(5)(7)	NR/NR	250,000	124,520
Tricadia (Cayman Islands):
Series 2003-1A, Class PS, 17.575%, 12/15/2013(1)(3)(4)(5)(7)	NR/NR	250,000	62,500
Series 2004-2A, Class C, 6.682%, 12/15/2019(1)(2)(3)(4)(5)	Baa1/BBB+	479,808	153,538
			2,736,443

Commercial Mortgage-Backed Securities 2.25%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(4)(5)	A2/NR	1,500,000	1,355,625
Global Signal Trust,
Series 2004-2A, Class G, 7.113%, 12/15/2014(3)(4)(5)	Ba2/NR	1,000,000	935,630
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(3)(5)	Baa3/BB+	88,683.49	93,816
			2,385,071

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $15,323,240)			8,437,343

Money Market Mutual Funds 10.58%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)		11,238,156	11,238,156

Total Money Market Mutual Funds
(Cost $11,238,156)			11,238,156

Total Investments
(Cost $137,313,541)		96.04%	101,985,193

Other Assets in Excess of Liabilities		3.96%	4,201,360

Net Assets		100.00%	$106,186,553

See Legend and Notes to Statement of Investments.

Westcore Flexible Income Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country		Market Value	%
United States		$97,764,205	92.07%
Cayman Islands		2,736,443	2.57%
Bermuda		1,484,545	1.40%
Total Investments		101,985,193	96.04%
Other Assets in Excess of Liabilities		4,201,360	3.96%
Net Assets		$106,186,553	100.00%

Please note the country classification is based on the domicile of the issuer.

Westcore Plus Bond Fund as of September 30, 2008 (Unaudited)
		Shares	Market Value
Common Stocks 0.02%
Industrial 0.02%
Autos 0.02%
Dana Holding Corp.**		60,219	$291,460

Total Industrial
(Cost $1,403,828)			291,460

Total Common Stocks
(Cost $1,403,828)			291,460

	Bond Rating Moody's/S&P	Principal Amount	Market Value
Nonconvertible Preferred Stocks 0.68%
Financial 0.60%
Financial Services 0.12%
First Tennessee Bank ,
6.103%(1)(2)(3)	Baa2/BBB-	$1,500	$549,375
Goldman Sachs ,
6.200%	A2/A	40,000	809,200
			1,358,575
Government Sponsored Entity 0.06%
Federal Home Loan Mortgage Corp.,
8.375%(6)	Ca/C	433,796	707,087

Real Estate Investment Trusts (REITs) 0.42%
Apartments 0.02%
Cousins Properties Inc.,
7.500%	NR/NR	15,000	255,000

Healthcare 0.04%
Health Care REIT Inc.,
Series F, 7.625%	Baa3/BB	22,500	478,125

Mortgage 0.08%
Anthracite Capital Inc.,
8.250%	NR/NR	100,000	912,000

Warehouse-Industrial 0.28%
CenterPoint Properties Trust,
5.377%(1)(5)	NR/NR	3,900	2,769,000
First Industrial Realty Trust Inc.,
6.236%(1)(5)	Baa3/BB+	675	472,500
			3,241,500
Total Financial
(Cost $21,490,049)			6,952,287

Utilities & Energy 0.08%
Utilities 0.08%
Southern California Edison,
5.349%	Baa2/BBB-	9,400	932,657

Total Utilities & Energy
(Cost $940,000)			932,657

Total Nonconvertible Preferred Stocks
(Cost $22,430,049)			7,884,944

Corporate Bonds 37.28%
Financial 9.50%
Financial Services 3.36%
Allied Capital,
6.340%, 10/13/2012(1)(3)(5)	NR/BBB+	4,000,000	3,649,920
BHP Billiton Finance ,
5.000%, 12/15/2010	A1/A+	10,835,000	10,910,487
Charles Schwab Corp.,
8.050%, 3/1/2010	A2/A	210,000	214,149
Emigrant Capital Trust II,
5.205%, 4/14/2034(1)(2)(3)	NR/NR	850,000	698,234
FIA Card Services NA,
6.625%, 6/15/2012	Aa1/AA	2,700,000	2,616,235
First Empire Capital Trust,
8.277%, 6/1/2027	A3/BBB	25,000	21,211
FMR LLC,
7.490%, 6/15/2019(3)	A1/AA-	5,000,000	4,833,925

Leucadia National Corp.:
7.000%, 8/15/2013	Ba2/BB+	1,500,000	1,421,250
7.125%, 3/15/2017	Ba2/BB+	8,500,000	7,777,500
8.650%, 1/15/2027	B1/BB+	635,000	622,300
Manufacturers & Traders Trust Co.,
4.291%, 4/1/2013(2)(3)	A2/A-	526,000	461,721
Marshall & Ilsley Bank,
2.900%, 8/18/2009	Aa3/A	236,363.63	230,305
Union Bank of California,
5.950%, 5/11/2016	A1/A	3,000,000	2,717,904
USAA Capital Corp.,
Series MTNB, 4.640%, 12/15/2009(3)	Aa1/AAA	1,500,000	1,492,866
Wachovia Capital Trust III,
5.800%, 8/29/2049	A2/A-	3,300,000	1,386,624
			39,054,631
Foreign Financials 0.21%
Swedish Export Credit (Sweden),
Series MTNC, 4.125%, 10/15/2008	Aa1/AA+	2,500,000	2,498,345

Insurance 0.84%
Berkshire Hathaway ,
4.850%, 1/15/2015	Aaa/AAA	5,000,000	4,879,720
Fund American Companies Inc.,
5.875%, 5/15/2013	Baa2/BBB	4,375,000	3,247,663
Prudential Financial,
Series MTNB, 4.350%, 5/12/2015	A3/A+	1,427,101	1,452,962
Zurich Reinsurance,
7.125%, 10/15/2023	Baa3/BBB	200,000	186,559
			9,766,904
Savings & Loans 0.26%
Washington Mutual Bank:
2.969%, 6/16/2010(6)	Baa3/D	5,000,000	1,225,000
5.550%, 6/16/2010(6)	Baa3/D	7,100,000	1,739,500
			2,964,500
Real Estate Investment Trusts (REITs) 4.83%
Apartments 0.42%
BRE Properties Inc.,
7.450%, 1/15/2011	Baa2/BBB	1,200,000	1,210,253
Colonial Realty LP,
4.750%, 2/1/2010	Baa3/BBB-	3,210,000	3,104,019
United Dominion Realty Trust,
Series MTNE, 3.900%, 3/15/2010	Baa2/BBB	625,000	606,629
			4,920,901
Diversified 0.77%
National Retail Properties Inc.,
6.250%, 6/15/2014	Baa2/BBB-	975,000	936,198
Prime Property Funding,
5.600%, 6/15/2011(3)	A3/A	2,410,000	2,415,423
Vornado Realty LP,
4.750%, 12/1/2010	Baa2/BBB	2,101,000	2,063,367
Washington REIT,
5.250%, 1/15/2014	Baa1/BBB+	3,850,000	3,558,593
			8,973,581
Healthcare 0.46%
Healthcare Realty Trust Inc.:
8.125%, 5/1/2011	Baa3/BBB-	375,000	386,748
5.125%, 4/1/2014	Baa3/BBB-	3,125,000	2,710,406
Nationwide Health ,
6.000%, 5/20/2015	Baa3/BBB-	2,000,000	1,891,112
Senior Housing Properties Trust,
8.625%, 1/15/2012	Ba1/BBB-	325,000	331,500
			5,319,766
Hotels 0.22%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	Ba1/BB	3,075,000	2,529,188

Office Property 0.03%
Boston Properties LP,
5.000%, 6/1/2015	Baa2/A-	375,000	334,317

Regional Malls 0.96%
Rouse Co.,
8.000%, 4/30/2009	Ba2/BB-	775,000	685,875
Simon Property Group:
5.250%, 12/1/2016	A3/A-	8,950,000	7,645,707
7.375%, 6/15/2018	A3/A-	2,868,000	2,784,693
			11,116,275
Restaurants 0.07%
Trustreet Properties Inc.,
7.500%, 4/1/2015	Aaa/AAA	850,000	852,584

Shopping Centers 1.17%
Developers Diversified Realty ,
5.375%, 10/15/2012	Baa2/BBB	2,200,000	2,001,976
Kimco Realty Corp.:
Series MTNC, 5.980%, 7/30/2012	Baa1/A-	1,800,000	1,778,629
5.783%, 3/15/2016	Baa1/A-	2,000,000	1,778,350
Weingarten Realty Investors:
7.000%, 7/15/2011	Baa1/BBB+	550,000	553,143
4.857%, 1/15/2014	Baa1/BBB+	2,015,000	1,867,210
6.640%, 7/15/2026	Baa1/BBB+	545,000	474,464
Westfield Capital (Australia),
5.700%, 10/1/2016(3)	A2/A-	6,000,000	5,174,039
			13,627,811
Timber 0.19%
Plum Creek Timberland,
5.875%, 11/15/2015	Baa3/BBB-	2,400,000	2,241,449

Warehouse-Industrial 0.54%
Prologis Trust:
5.500%, 4/1/2012	Baa1/BBB+	4,375,000	4,199,754
7.810%, 2/1/2015	Baa1/BBB+	1,000,000	1,033,761
7.625%, 7/1/2017	Baa1/BBB+	1,100,000	1,050,002
			6,283,517
Total Financial
(Cost $129,089,785)			110,483,769

Industrial 16.29%
Airlines 0.15%
Southwest Airlines Co. 2007-1 Pass Through Trust,
Series 2007-1, 6.150%, 8/1/2022(5)	Aa3/AA-	1,885,147	1,745,740

Autos 1.48%
American Honda Finance Corp.,
5.125%, 12/15/2010(3)	Aa3/A+	3,600,000	3,557,689
BMW US Capital Inc.,
5.730%, 11/1/2015(1)(3)	NR/NR	12,000,000	11,330,880
Dana Corp., Escrow Units**(1)(5)(6)	NR/NR	1,600,000	–
Delphi Corp.,
6.500%, 5/1/2009(6)	WR/NR	1,000,000	125,000
General Motors Acceptance Corp.,
6.750%, 12/1/2014	B3/B-	5,900,000	2,266,810
			17,280,379
Beverages 1.74%
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	A3/A-	9,700,000	9,427,129
The Coca-Cola Co.,
5.350%, 11/15/2017	Aa3/A+	10,950,000	10,844,344
			20,271,473
Brewery 0.41%
Anheuser-Busch Companies Inc.:
4.950%, 1/15/2014	Baa2/BBB+	175,000	161,451
5.050%, 10/15/2016	Baa2/BBB+	450,000	390,372
5.500%, 1/15/2018	Baa2/BBB+	4,900,000	4,215,539
			4,767,362
Cable & Media 1.01%
AT&T Broadband Corp.,
8.375%, 3/15/2013	Baa2/BBB+	2,975,000	3,122,709
Cox Communications Inc.,
7.250%, 11/15/2015	Baa3/BBB-	3,000,000	3,009,438
Cox Enterprises Inc.,
7.875%, 9/15/2010(3)	Baa3/BBB-	3,000,000	3,114,717
Time Warner Inc.,
9.150%, 2/1/2023	Baa2/BBB+	2,410,000	2,498,543
			11,745,407
Chemicals 0.12%
Borden Inc.,
7.875%, 2/15/2023	Caa1/CCC+	775,000	360,375
Dow Chemical Co.,
6.125%, 2/1/2011	A3/A-	350,000	357,914
PPG Industries Inc.,
6.875%, 2/15/2012	A3/A-	688,000	726,245
			1,444,534
Food 0.39%
Tesco PLC (United Kingdom),
5.500%, 11/15/2017(3)	A3/A-	5,000,000	4,481,700

Healthcare 1.01%
Baxter FinCo BV (Netherlands),
4.750%, 10/15/2010	A3/A+	1,175,000	1,198,770

Eli Lilly & Co.,
5.500%, 3/15/2027	Aa3/AA	10,000,000	9,508,950
Eszopiclone Royalty Sub LLC,
Series IV, 12.000%, 3/15/2014(1)(3)(5)	NR/NR	1,011,639	1,031,872
			11,739,592
Leisure 0.85%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015(3)	Caa1/CCC	8,220,000	2,342,700
Harrah's Operating Co. Inc,
10.750%, 2/1/2016(3)	Caa1/B+	5,400,000	2,781,000
MGM Mirage:
7.625%, 7/15/2013	B1/B+	1,500,000	1,132,500
7.250%, 8/1/2017	Ba2/BB	4,050,000	2,814,750
Station Casinos Inc.,
6.875%, 3/1/2016	Caa1/CCC	2,900,000	826,500
			9,897,450
Other Industrial 3.66%
Advanced Micro Devices Inc.,
7.750%, 11/1/2012	B3/B	645,000	498,263
Amerigas Partners,
7.250%, 5/20/2015	Ba3/NR	1,250,000	1,143,750
Aramark Corp.,
8.500%, 2/1/2015	B3/B	3,575,000	3,378,375
BAE Systems Holdings Inc.,
4.750%, 8/15/2010(3)	Baa2/BBB+	1,775,000	1,802,078
Burlington Resources Inc.,
6.875%, 2/15/2026	A2/A	1,000,000	1,011,028
Costco Wholesale Corp.,
5.500%, 3/15/2017	A2/A	2,800,000	2,780,330
Federal Express Corp. 1997 Pass Through Trust,
Series 1997-A, 7.500%, 1/15/2018(4)	A3/A+	688,310	708,959
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	Ba2/BBB-	2,800,000	2,762,119
Kennametal Inc.,
7.200%, 6/15/2012	Baa2/BBB	7,880,000	8,162,978
Levi Strauss & Co.,
9.750%, 1/15/2015	B2/B+	500,000	420,000
Science Applications:
6.250%, 7/1/2012	A3/A-	2,700,000	2,780,668
5.500%, 7/1/2033	A3/A-	1,225,000	987,057
Sweetwater Investors LLC,
5.875%, 5/15/2014(1)(3)	NR/BBB-	484,078.35	516,427
Wal-Mart Stores, Inc.:
4.250%, 4/15/2013	Aa2/AA	3,850,000	3,782,629
5.800%, 2/15/2018	Aa2/AA	6,900,000	6,752,684
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(3)	Baa3/BBB-	5,400,000	4,182,624
WM Wrigley Jr Co.,
4.650%, 7/15/2015	A1/A+	1,125,000	940,934
			42,610,903
Pharmaceuticals 2.64%
Abbott Laboratories,
5.150%, 11/30/2012	A1/AA	10,125,000	10,250,783
GlaxoSmithKline Capital, Inc.,
4.850%, 5/15/2013	A1/A+	10,375,000	10,195,793
Medco Health Solutions Inc.,
6.125%, 3/15/2013	Baa3/BBB	10,075,000	10,258,637
			30,705,213
Retail-Drug Stores 0.16%
CVS/Caremark Corp.,
5.750%, 6/1/2017	Baa2/BBB+	2,000,000	1,872,092

Telecom & Related 0.07%
American Tower Corp.,
7.500%, 5/1/2012	Ba1/BB+	500,000	494,999
Qwest Communications International Inc.,
6.304%, 2/15/2009(2)	Ba3/B+	167,000	165,748
Verizon Global ,
4.375%, 6/1/2013	A3/A	125,000	115,383
			776,130
Transportation 2.60%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	Baa1/BBB	11,000,000	10,569,845
4.575%, 1/15/2021	Aa2/A	1,485,110.55	1,316,837
CSX Corp.,
6.250%, 10/15/2008	Baa3/BBB-	17,000,000	17,001,564
CSX Transportation Inc.,
9.750%, 6/15/2020	Baa3/BBB-	1,250,000	1,412,913
			30,301,159

Total Industrial
(Cost $209,699,514)			189,639,134

Utilities & Energy 11.49%
Energy-Non Utility 7.29%
ConocoPhillips,
8.750%, 5/25/2010	A1/A	11,000,000	11,820,865
Consumers Energy Co.:
Series B, 6.875%, 3/1/2018	Baa1/BBB	1,564,000	1,560,121
5.650%, 4/15/2020	Baa1/BBB	1,225,000	1,103,627
Duke Energy Carolinas LLC,
5.300%, 10/1/2015	A2/A	10,150,000	9,799,419
Forest Oil Corp.,
7.250%, 6/15/2019	B1/B+	9,825,000	8,449,500
Kerr-McGee Corp.,
6.950%, 7/1/2024	Baa3/BBB-	4,500,000	4,257,774
Northern Border Partners LP:
Series A, 8.875%, 6/15/2010	Baa2/BBB	1,000,000	1,062,330
7.100%, 3/15/2011	Baa2/BBB	1,000,000	1,022,300
Northern Natural Gas Co.,
5.375%, 10/31/2012(3)	A2/A	350,000	346,472
Southwestern Energy Co.,
7.500%, 2/1/2018(3)	Ba2/BB+	9,995,000	9,745,125
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	Baa3/BB	75,000	64,866
7.000%, 10/15/2028	Baa3/BB	9,775,000	8,408,152
Transcontinental Gas Pipe Line ,
6.400%, 4/15/2016	Baa2/BBB-	5,725,000	5,490,848
Valero Energy Corp.,
6.125%, 6/15/2017	Baa3/BBB	3,175,000	2,976,718
Weatherford International, Ltd. (Bermuda),
5.150%, 3/15/2013	Baa1/BBB+	8,485,000	8,179,455
Whiting Petroleum Corp.,
7.000%, 2/1/2014	B1/BB-	1,000,000	855,000
XTO Energy, Inc.,
4.625%, 6/15/2013	Baa2/BBB	10,300,000	9,672,349
			84,814,921
Utilities 4.20%
Centerpoint Energy Inc.,
Series B, 7.250%, 9/1/2010	Ba1/BBB-	2,350,000	2,383,229
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	Baa2/BBB+	5,275,000	4,986,352
FPL Group Capital Inc.:
5.625%, 9/1/2011	A2/A-	3,175,000	3,245,739
6.350%, 10/1/2066	A3/BBB+	3,900,000	3,092,466
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037(3)	A2/A	850,000	742,632
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(3)	Baa1/BBB	400,000	407,252
Midamerican Energy Holdings Co.,
5.875%, 10/1/2012	Baa1/BBB+	200,000	198,398
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	Baa3/BBB	9,287,000	8,782,010
Series R, 6.750%, 7/1/2037	Baa3/BBB	2,850,000	2,561,534
Oncor Electric Delivery Co.,
7.000%, 9/1/2022	Baa3/BBB+	10,577,000	8,883,727
Pacific Gas & Electric,
4.800%, 3/1/2014	A3/BBB+	700,000	659,785
Pacificorp,
6.900%, 11/15/2011	A3/A-	2,107,000	2,227,036
Portland General Electric,
7.875%, 3/15/2010	Baa2/BBB	200,000	207,815
Power Contract Financing LLC,
6.256%, 2/1/2010(3)	Baa2/BBB	102,898.2	104,267
Power Receivables Finance LLC,
6.290%, 1/1/2012(3)	Baa2/BBB	52,789.69	54,663
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	Baa1/BBB	3,075,000	2,847,573
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	A1/A+	3,550,000	3,289,696
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(3)	Baa3/BBB-	258,405.34	246,919
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(3)	Baa3/BBB-	226,216.472	207,258
Westar Energy Inc.,
5.100%, 7/15/2020	Baa2/BBB	3,265,000	2,805,353
WPD Holdings,
7.250%, 12/15/2017(3)	Baa3/BBB-	875,000	984,979
			48,918,683

Total Utilities & Energy
(Cost $145,129,899)			133,733,604

Total Corporate Bonds
(Cost $483,919,198)			433,856,507

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities 38.94%
Asset - Backed Securities 5.73%
AmeriCredit Automobile Receivables Trust,
Series 2007-BF, Class A3A, 5.160%, 4/6/2012	Aaa/AAA	4,000,000	3,910,516
Banc of America Funding Corp.:
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	Aa1/AAA	500,000	429,620
Series 2005-4, Class 2A4, 5.500%, 8/1/2035	Aa1/AAA	1,000,000	853,456
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 4/25/2020(4)	Aa1/NR	833,000	666,047
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.911%, 10/25/2033(2)	Aaa/AAA	221,128	199,676
Carmax Auto Owner Trust,
Series 2005-3, Class A4, 4.910%, 1/18/2011	Aaa/AAA	1,100,000	1,100,991
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	Aaa/AAA	5,425,000	5,118,726
Chase Mortgage Finance Corp.,
Series 2007-S2, Class 2A1, 5.500%, 3/25/2037	Aaa/A	13,138,508	12,343,931
Community Reinvestment Revenue Notes,
Series 2006-18, Class A2, 5.730%, 6/1/2031(1)(3)	NR/AAA	688,934	697,939
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-2, Class 3A1, 5.480%, 11/25/2014(4)	Aaa/AAA	298,710	264,546
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4, 6.190%, 3/1/2011(4)	Aaa/AAA	341,856	349,814
Diversified REIT Trust,
Series 1999-1A, Class D, 6.780%, 3/18/2011(5)	Baa3/NR	300,000	294,468
Ford Credit Auto,
Series 2005-C, Class B, 4.520%, 9/15/2010	Aaa/AAA	3,000,000	2,961,684
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class B, 5.370%, 1/15/2011(4)	A1/A	1,000,000	882,566
Series 2007-1, Class C, 5.540%, 2/15/2012(4)	Baa2/BBB	1,500,000	1,002,669
Honda Auto Receivables Owner Trust,
Series 2007-2, Class A3, 5.460%, 5/23/2011	Aaa/NR	12,000,000	12,022,368
John Deere Owner Trust,
Series 2008-A, Class A3, 4.400%, 4/15/2011	Aaa/AAA	10,150,000	9,944,848
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A, 5.362%, 4/20/2014(3)(4)	Aaa/AAA	462,561	428,531
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 4.187%, 4/25/2034	Aaa/AAA	197,598	193,799
Vanderbilt Mortgage and Finance Inc.,
Series 1997-B, Class 2B3, 3.637%, 7/7/2013(2)	Baa1/NR	4,545,043	4,205,328
Series 2002-B, Class B1, 5.850%, 4/7/2018	Baa2/BBB	354,383	345,043
Series 1997-C, Class 2B3, 3.637%, 8/7/2027(2)	Baa1/NR	3,826,000	3,527,473
Washington Mutual,
Series 2003-AR3, Class B1, 5.560%, 4/25/2033	Aaa/AAA	50,284	49,295
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-M, Class A1, 4.710%, 12/25/2033	NR/AAA	848,676	792,947
Series 2004-O, Class A1, 4.897%, 8/25/2034	Aaa/AAA	4,390,291	3,864,637
Series 2004-E, Class A1, 4.872%, 11/25/2039	Aaa/AAA	309,755	273,110
			66,724,028

Collateralized Debt Obligations 0.29%
Anthracite CDO Ltd. (Cayman Islands),
Series 2004-1A, Class G, 6.140%, 2/24/2014(1)(2)(3)(4)(5)	NR/BBB-	500,000	75,000
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 8.500%, 8/28/2012(1)(3)(4)(5)(7)	NR/BB-	800,000	316,192
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 6.000%, 12/28/2013(1)(3)(4)(5)(7)	NR/NR	620,174	195,212
Crest Ltd. Series 2004-1A (Cayman Islands):
Class H2, 7.334%, 10/28/2014(1)(3)(4)(5)	Ba2/BB	750,000	273,128
Fairfield Street Solar, Class F, 7.674%, 12/28/2014(1)(2)(3)(4)(5)	NR/BB-	1,000,000	290,820
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012(1)(3)(4)(5)(7)	NR/NR	150,000	16,050
N-Star Real Estate CDO Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(3)(4)(5)	NR/BBB+	600,000	345,000
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 3.000%, 7/3/2012(1)(3)(4)(5)(7)	NR/NR	250,000	81,750

Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 7/3/2013(1)(3)(4)(5)(7)	NR/NR	350,000	145,600
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Subordinate Income Notes, 5.300%, 9/24/2008(1)(2)(3)(4)(5)	A2/NR	500,000	282,070
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 19.000%, 10/3/2013(1)(3)(4)(5)(7)	NR/NR	350,000	195,650
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013(1)(3)(4)(5)(7)	NR/NR	500,000	213,500
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 3/24/2014(1)(3)(4)(5)(7)	NR/NR	500,000	254,000
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014(1)(3)(4)(5)(7)	NR/NR	500,000	263,500
Regional Diversified Funding (Cayman Islands):
Series 2004-1, 0.000%, 2/15/2014(1)(3)(4)(5)(7)	NR/NR	500,000	10,000
Series 2005-1, 0.000%, 3/15/2015**(1)(3)(4)(5)(7)	NR/NR	750,000	15,000
River North CDO Ltd. (Cayman Islands),
Series 2005-1A, Class SUB, 0.000%, 2/6/2014**(1)(3)(4)(5)(7)	Ca/NR	800,000	8,000
Soloso Bank Pref (Cayman Islands),
15.000%, 10/15/2015(1)(3)(4)(5)(7)	NR/NR	750,000	19,805
TIAA Real Estate CDO Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 16.000%, 9/30/2013(1)(3)(4)(5)(7)	NR/NR	250,000	124,520
Tricadia (Cayman Islands):
Series 2003-1, Class PS, 17.575%, 12/15/2013(1)(3)(4)(5)(7)	NR/NR	250,000	62,500
Series 2004-2A, Class C, 6.682%, 12/15/2019(1)(2)(3)(4)(5)	Baa1/BBB+	479,808	153,538
			3,340,835

Collateralized Mortgage Obligations 0.10%
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	NR/AAA	326,362	284,999
Series 2005-8, Class A14, 5.500%, 9/25/2035	Aa1/AAA	1,000,000	859,101
			1,144,100

Commercial Mortgage-Backed Securities 1.51%
Crown Castle Towers LLC,
Series 2005-1A, Class C, 5.074%, 6/15/2010(4)(5)	A2/NR	8,500,000	7,681,875
Global Signal Trust:
Series 2004-2A, Class G, 7.113%, 12/15/2014(3)(4)(5)	Ba2/NR	1,225,000	1,146,147
Series 2006-1, Class E, 6.495%, 2/15/2036(3)(4)(5)	Baa3/NR	1,000,000	898,590
SBA CMBS Trust:
Series 2006-1A, Class C, 5.559%, 11/15/2036(3)(5)	A2/NR	3,300,000	2,985,081
Series 2006-1A, Class A, 5.314%, 11/15/2036(3)	Aaa/NR	4,570,000	4,438,064
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(3)(5)	Baa3/BB+	376,904.36	398,716
			17,548,473

Agency Mortgage-Backed Securities 31.31%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024		188,529	192,647
Pool #781804, 5.060%, 7/1/2034		2,667,070	2,655,484
Pool #781811, 5.119%, 7/1/2034		1,250,967	1,252,680
Pool #781958, 5.075%, 9/1/2034		3,386,912	3,390,492
Gold Pool #G08061, 5.500%, 6/1/2035		1,550,149	1,544,357
Gold Pool #G01960, 5.000%, 12/1/2035		7,298,156	7,121,680
Gold Pool #A41748, 5.000%, 1/1/2036		9,456,410	9,227,745
Gold Pool #A42128, 5.500%, 1/1/2036		14,019,380	13,967,003
Gold Pool #G02064, 5.000%, 2/1/2036		12,120,956	11,827,859
Gold Pool #G02386, 6.000%, 11/1/2036		27,438,169	27,805,950
Pool #1G1317, 5.985%, 11/1/2036		18,682,786	19,079,030
Gold Pool #G03189, 6.500%, 9/1/2037		41,450,723	42,555,882
FNMA:
Pool #356801, 6.000%, 12/1/2008		267	267
Pool #703703, 5.042%, 1/1/2033		91,683	92,743
Pool #555717, 4.343%, 8/1/2033		299,350	299,546
Pool #779610, 4.982%, 6/1/2034		391,504	391,011
Pool #725705, 5.000%, 8/1/2034		3,031,940	2,962,939
Pool #809893, 5.058%, 3/1/2035		1,710,581	1,732,931
Pool #809894, 4.914%, 3/1/2035		2,020,760	2,035,995

Pool #255706, 5.500%, 5/1/2035		17,039,200	17,018,140
Pool #836496, 5.000%, 10/1/2035		14,820,844	14,467,100
Pool #735897, 5.500%, 10/1/2035		8,913,878	8,902,860
Pool #850582, 5.500%, 1/1/2036		5,318,061	5,311,488
Pool #845471, 5.000%, 5/1/2036		1,527,598	1,463,209
Pool #190377, 5.000%, 11/1/2036		18,712,164	18,265,542
Pool #888405, 5.000%, 12/1/2036		4,609,476	4,499,457
Pool #907772, 6.000%, 12/1/2036		11,105,781	11,157,823
Pool #256526, 6.000%, 12/1/2036		31,601,198	31,749,282
Pool #910881, 5.000%, 2/1/2037		13,486,985	12,918,509
Pool #889108, 6.000%, 2/1/2038		23,198,551	23,526,323
Pool #257161, 5.500%, 4/1/2038		52,056,508	51,959,631
GNMA:
Pool #780019, 9.500%, 12/15/2009		12,449	12,610
Pool #550656, 5.000%, 9/15/2035		2,234,027	2,195,211
Pool #658568, 5.000%, 8/15/2036		316,751	311,149
Pool #658056, 5.000%, 8/15/2036		3,648,234	3,583,707
Pool #609003, 5.000%, 8/15/2036		9,020,855	8,861,303
			364,339,585

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $462,587,809)			453,097,021

U.S. Government & Agency Obligations 18.40%
FHLB:
Series P713, 5.125%, 11/18/2013		75,000	75,188
Structured Repackaged Asset-Backed Trust Securities,
Series FHLB, 8.400%, 8/15/2019(1)(2)(3)		2,150,000	1,801,700
FHLMC,
4.750%, 11/17/2015		60,825,000	61,895,277
FNMA:
6.162%, 2/17/2009(2)		2,000,000	2,002,500
3.375%, 5/19/2011		60,525,000	60,702,338
8.200%, 3/10/2016		55,000	67,707
U.S. Treasury Bonds:
4.000%, 8/15/2018		4,140,000	4,196,929
6.000%, 2/15/2026		25,100,000	29,725,855
4.375%, 2/15/2038		200,000	201,906
5.500%, 8/15/2028		23,000,000	26,140,949
U.S. Treasury Notes:
4.500%, 2/28/2011		14,690,000	15,548,454
3.125%, 8/31/2013		11,610,000	11,707,965
Total U.S. Government & Agency Obligations
(Cost $214,928,231)			214,066,768

Money Market Mutual Funds 3.61%
Fidelity Institutional Money Market Government Portfolio - Class I (7 day Yield 2.004%)		41,971,830	41,971,830

Total Money Market Mutual Funds
(Cost $41,971,830)			41,971,830

Total Investments
(Cost $1,227,240,945)		98.93%	1,151,168,530

Other Assets in Excess of Liabilities		1.07%	12,448,310

Net Assets		100.00%	$1,163,616,840

See Legend and Notes to Statement of Investments.

Westcore Plus Bond Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country		Market Value	%
United States		$1,112,685,633	95.62%
Netherlands		10,625,899	0.91%
Bermuda		8,179,455	0.70%
Australia		5,174,039	0.45%
United Kingdom		4,481,700	0.39%
Canada		4,182,624	0.36%
Cayman Islands		3,340,835	0.29%
Sweden		2,498,345	0.21%
Total Investments		1,151,168,530	98.93%
Other Assets in Excess of Liabilities		12,448,310	1.07%
Net Assets		$1,163,616,840	100.00%

Please note the country classification is based on the domicile of the issuer.

Westcore Colorado Tax Exempt Fund as of September 30, 2008 (Unaudited)
	Bond Rating Moody's/S&P	Principal Amount	Market Value
Certificates of Participation 8.04%
Adams 12 Five Star Schools, Certificates of Participation,
4.500%, 12/1/2027, Optional 12/1/2018 @ 100.00	A1/A+	$600,000	$504,936
Colorado State Certificate of Participation University of Colorado at Denver Health Sciences Center Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015, MBIA	A2/AA	700,000	716,723
Eagle County, Certificates of Participation,
5.250%, 12/1/2023, Optional 12/1/2008 @ 100.00	Aa3/AA-	500,000	482,235
El Paso County, Certificates of Participation,
5.375%, 12/1/2019, Optional 12/1/2012 @ 100.00, AMBAC	Aa3/AA	500,000	506,555
Fort Collins, Certificates of Participation,
5.375%, 6/1/2023, Optional 6/1/2014	Aa2/NR	1,000,000	1,003,550
Larimer County, Certificate of Participation, Courthouse & Jail Facilities Lease Purchase Agreement,
4.750%, 12/15/2009, Optional anytime @ 100.00, FSA	Aaa/AAA	500,000	501,770
Regional Transportation District,
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	Aa3/AA	1,000,000	955,850
University of Colorado Certificates of Participation,
5.000%, 6/1/2023, Optional 6/1/2013 @ 100.00, AMBAC	Aa3/AA	150,000	158,930

Total Certificates of Participation
(Cost $5,099,228)			4,830,549

General Obligation Bonds 32.57%
County-City-Special District-School District 32.57%
Adams & Arapahoe Counties Joint School District 28J,
5.350%, 12/1/2015, Escrowed to Maturity	Aa3/AA-	260,000	286,244
Adams & Weld Counties School District 27J,
4.750%, 12/1/2017, Prerefunded 12/1/2014 @ 100.00, FGIC	Aa3/AA-	500,000	509,865
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	Aa3/AA-	2,385,000	891,108
Adams County School District 12, Series A:
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, MBIA	Aa3/AAA	500,000	530,590
Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	Aa3/NR	125,000	127,776
Boulder & Gilpin Counties, Boulder Valley School District Re-2,
5.125%, 12/1/2017, Optional 12/1/2009 @ 100.00	Aa3/AA	300,000	303,570
Boulder County Open Space Open Space Capital Improvement Tr Fd,
5.400%, 8/15/2015, Prerefunded 8/15/2010 @ 100.00	Aa1/AA+	500,000	525,895
City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	Aa1/AAA	250,000	268,143
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	Aa1/AAA	750,000	734,903
City & County of Denver, School District No. 1, Series A:
5.000%, 12/1/2017, Optional 12/1/2014 @ 100.00, FGIC	Aa3/AA-	500,000	519,290
5.500%, 12/1/2022, FGIC	Aa3/AA-	500,000	513,855
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, FSA	Aaa/AAA	125,000	128,641
Denver West Metropolitan District:
4.050%, 12/1/2013	NR/NR	500,000	498,825
4.250%, 12/1/2016, Optional 12/1/2015 @ 100.00	NR/NR	140,000	126,634
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, MBIA	Aa2/AA	500,000	535,955
5.250%, 12/15/2017, Prerefunded 12/15/2011 @ 100.00, MBIA	Aa2/AA	1,000,000	1,071,909
Eagle Bend, Metropolitan District 2,
4.500%, 12/1/2025, Optional 12/1/2015 @ 100.00, RADIAN	NR/BBB+	400,000	327,804
Eagle, Garfield & Routt Counties School District Re-50J:
5.250%, 12/1/2015, Optional, Unrefunded portion,12/1/2009 @ 101.00, FGIC	Aa3/AA-	290,000	298,027
5.250%, 12/1/2015, Prerefunded 12/1/2009 @ 101.00, FGIC	Aa3/AA-	710,000	741,169

El Paso County School District 2:
5.250%, 12/1/2012, Optional 12/1/2010 @ 100.00, MBIA	Aa3/AA	250,000	260,078
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, MBIA	Aa3/NR	250,000	247,885
El Paso County School District 12,
5.000%, 9/15/2013, Optional 9/15/2012 @ 100.00	Aa1/NR	1,000,000	1,057,520
Evergreen Park & Recreation District,
5.250%, 12/1/2017, Prerefunded 12/1/2010 @ 100.00, AMBAC	Aa3/NR	115,000	121,509
Fraser Valley, Metropolitan Recreation District,
5.000%, 12/1/2025, Optional 12/1/2017 @ 100.00	NR/A	500,000	458,530
Garfield County, Garfield School District Re-2 ,
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, FSA	Aaa/NR	250,000	241,025
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	500,000	507,950
Jefferson County School District R-1:
5.250%, 12/15/2011, Prerefunded 12/15/2008 @ 101.00, FGIC	Aa3/AA-	750,000	761,048
5.000%, 12/15/2018, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	800,000	827,944
5.000%, 12/15/2024, Optional 12/15/2014 @ 100.00, FSA	Aaa/AAA	1,000,000	986,820
La Plata County School District 9-R Durango,
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, MBIA	Aa3/NR	125,000	134,720
Larimer County, Poudre School District R-1:
5.500%, 12/15/2008	Aa3/AAA	500,000	502,255
5.000%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA	NR/AAA	700,000	703,073
6.000%, 12/15/2017, Prerefunded 12/15/2010 @ 100.00, FGIC	Aa3/NR	1,000,000	1,072,419
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	NR/BBB-	250,000	244,708
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	Aa3/NR	500,000	501,015
5.000%, 12/1/2022, Optional 12/1/2013 @ 100.00, MBIA	Aa3/NR	300,000	300,768
5.000%, 12/1/2024, Optional 12/1/2014 @ 100.00, MBIA	Aa3/NR	565,000	552,107
Pitkin County Open Space Acquisition,
5.250%, 12/1/2018, Prerefunded 12/1/2010 @ 100.00, AMBAC	Aa2/NR	340,000	359,244
Pitkin County School District No. 001, Aspen,
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	Aa2/AA-	150,000	159,303
Pueblo County School District 70,
5.000%, 12/1/2015, Optional 12/1/2011 @ 100.00, FGIC	A2/AA-	165,000	169,549
South Suburban Park and Recreation District, Arapahoe, Douglas & Jefferson Counties,
5.000%, 12/15/2012, Optional 12/15/2008 @ 100.00, FGIC	Aa3/NR	250,000	250,905
Weld, Adams Counties School District 003J,
5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, FSA	Aaa/NR	200,000	216,118

Total General Obligation Bonds
(Cost $19,980,192)			19,576,696

Revenue Bonds 52.92%
Airports 2.34%
City and County of Denver Airport Series A Revenue,
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	A1/A+	1,000,000	980,509
Walker Field CO Public Airport Authority,
5.000%, 12/1/2022, Optional 12/1/2017	Baa3/NR	500,000	423,795
			1,404,304

General 0.39%
Park Meadows Business Improvement District Sinking Fund,
5.000%, 12/1/2017, Average Life 9/1/2014	NR/NR	250,000	234,905

Higher Education 8.63%
City of Colorado Springs, Revenue Refunding Bonds, The Colorado College Project,

4.375%, 6/1/2026, Optional 6/1/2015 @ 100.00	Aa3/AA-	500,000	425,690
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, AMBAC, Optional 12/1/2012 @ 100.00	Aa3/AA	85,000	86,454
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	Aa3/AA	420,000	454,129
Colorado State Board of Governors,
5.250%, 3/1/2024, Optional 3/1/2017, FGIC	A1/A+	500,000	496,325
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	A2/NR	500,000	537,935
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, MBIA	A2/AA	660,000	652,904
Fort Lewis College Board,
4.625%, 10/1/2026, Optional 10/17/2017 @ 100.00, FGIC	A3/NR	500,000	418,730
University of Colorado,
5.375%, 6/1/2026, Optional 6/1/2011 @ 100.00	Aa3/AA-	325,000	327,977
University of Colorado Enterprise Systems Revenue Series A,
5.100%, 6/1/2016, Optional 6/1/2011 @ 100.00	Aa3/AA-	150,000	154,347
University of Colorado Enterprise Systems Revenue Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2015 @ 100.00, FGIC	Aa3/AA-	150,000	160,259
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, FGIC	Aa3/AA-	750,000	719,362
University of Northern Colorado Auxiliary Facilities:
5.000%, 6/1/2016, Optional 6/1/2011 @ 100.00, AMBAC	Aa3/AA	500,000	509,690
5.000%, 6/1/2023, Optional 6/1/2011 @ 100.00 AMBAC	Aa3/AA	250,000	241,663
			5,185,465

Medical 16.99%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	Baa3/NR	600,000	559,632
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, FSA	Aaa/AAA	1,000,000	969,340
Colorado Health Facilities Authority, Poudre Valley Health, Series A:
5.625%, 12/1/2019, Prerefunded 12/1/2009 @ 101.00, FSA	Aaa/NR	500,000	522,610
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	Baa1/BBB+	1,000,000	876,520
Colorado Health Facilities Authority Revenue, Adventist Sunbelt,
5.125%, 11/15/2020, Optional, Unrefunded portion, 11/15/2016 @ 100.00	A1/A+	155,000	148,637
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	A1/A+	345,000	330,838
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives,
5.250%, 9/1/2021, Optional 9/1/2011 @ 100.00	Aa2/AA	500,000	530,695
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	NR/BBB	500,000	427,575
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	A3/A-	500,000	472,400
5.250%, 6/1/2023, Optional 6/1/2016 @100.00	A3/A-	400,000	364,352
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2010	A3/NR	205,000	208,389
5.000%, 9/1/2011	A3/NR	210,000	212,883
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	A3/NR	450,000	412,358
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	A3/NR	450,000	392,202
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2010	NR/BBB+	200,000	201,494
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	NR/BBB+	440,000	413,538
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/5/2017 @ 100.00	NR/BBB	250,000	200,165
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	NR/BBB-	700,000	609,854
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	NR/BBB	500,000	447,215
5.000%, 12/1/2020, Optional 12/1/2016	NR/BBB	500,000	432,640

University of Colorado Hospital Authority,
5.250%, 11/15/2022, Optional 11/15/2009 @ 100.00, AMBAC	Aa3/NR	1,000,000	1,003,450
5.600%, 11/15/2031, Prerefunded 11/15/2011 @100.00	Baa1/NR	445,000	478,068
			10,214,855

Other 0.33%
Boulder County, (Atmospheric Research),
5.000%, 9/1/2022, Optional 9/1/2011 @ 100.00, MBIA	A2/AA	200,000	198,016

Special Tax 15.20%
Aspen Colorado Sales Tax,
5.000%, 11/1/2010, Prerefunded 11/1/2009 @ 100.00	NR/NR	120,000	123,362
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	Baa2/NR	110,000	109,062
4.250%, 12/1/2014	Baa2/NR	125,000	123,329
4.375%, 12/1/2015	Baa2/NR	125,000	122,548
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	Aa3/NR	500,000	521,790
Colorado Department of Transportation,
4.200%, 6/15/2009, MBIA	Aa3/AA	225,000	227,756
Colorado Educational & Cultural Facilities Authority:
6.000%, 12/1/2016, Prerefunded 12/1/2010 @ 100.00, RADIAN	NR/BBB+	125,000	133,761
5.000%, 3/1/2018, Optional 9/1/2015 @100.00, FGIC	A1/A	500,000	507,270
5.000%, 6/1/2020, Optional 6/1/2011 @ 100.00, AMBAC	Aa3/AA	200,000	200,976
5.000%, 12/1/2021, Optional 12/1/2011 @ 100.00, AMBAC	Aa3/NR	150,000	146,042
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	NR/A	180,000	163,046
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	WR/A	500,000	469,580
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	NR/A	250,000	204,723
Denver City & County Golf Enterprise:
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	Baa2/NR	350,000	342,759
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	Baa2/NR	500,000	476,825
Douglas County Sales & Use Tax Open Space,
6.000%, 10/15/2009, FSA	Aaa/AAA	500,000	515,400
Durango Colorado Sales & Use Tax,
5.500%, 12/1/2016, Optional 12/1/2009 @ 100.00, FGIC	WR/A	200,000	202,926
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, MBIA	A2/AA	390,000	394,945
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, MBIA	A2/AA	390,000	380,847
Greeley, Weld County Sales & Use Tax:
5.150%, 10/1/2015, Prerefunded 10/1/2010 @ 100.00, MBIA	A2/AA	500,000	525,225
4.800%, 10/1/2015, Prerefunded 10/1/2008 @ 100.00, MBIA	A2/AA	250,000	250,000
Jefferson County Open Space Sales & Use Tax:
5.000%, 11/1/2012, Optional 11/1/2009 @ 100.00, FGIC	Aa3/AA-	500,000	509,820
5.000%, 11/1/2019, Optional 11/1/2009 @ 100.00, FGIC	Aa3/AA-	100,000	100,600
Longmont, Boulder County Sales & Use Tax,
5.500%, 11/15/2015, Prerefunded 11/15/2010 @ 100.00	NR/AA+	300,000	318,177
Northwest Parkway Public Highway Authority Revenue,
zero coupon, 6/15/2025, convertible to 5.80% until 6/15/2025, Optional 6/15/2016 @ 100.00, FSA	Aaa/AAA	960,000	892,877
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	NR/A-	100,000	101,166
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	NR/A-	325,000	324,522
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 9/1/2016, Optional 9/1/2011 @ 100.00, FSA	Aaa/AAA	500,000	518,530
Westminster Sales & Use Tax,
5.000%, 12/1/2014, Optional 12/1/2011 @ 100.00	NR/AA+	220,000	228,448
			9,136,312

Utility 9.04%
Arkansas River Power Authority,
5.875%, 10/1/2026, SF 10/1/2022, XLCA	WR/BBB	1,000,000	926,929
Boulder County Water & Sewer,
5.300%, 12/1/2012, Prerefunded 12/1/2010 @ 100.00	Aa2/AA+	125,000	132,206

Broomfield Water Activity Enterprise:
5.500%, 12/1/2018, Optional 12/1/2010 @ 101.00, MBIA	A2/NR	500,000	520,365
4.750%, 12/1/2022, Optional 12/1/2012 @ 100.00, MBIA	A2/NR	125,000	112,863
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	Aaa/AAA	500,000	517,735
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, MBIA	A2/AA	500,000	473,900
Colorado Water Resources & Power Development Authority, Small Water Resources:
5.700%, 11/1/2015, Optional 11/1/2010 @ 100.00, FGIC	WR/NR	265,000	274,209
5.700%, 11/1/2015, Prerefunded 11/1/2010 @ 100.00, FGIC	WR/NR	235,000	249,196
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	Aa1/AA	500,000	543,165
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	Aa3/AA	250,000	251,620
Fort Collins, Larimer County Water Utility Enterprise,
4.250%, 12/1/2009, Optional 12/1/2008 @ 100.00, FSA	Aaa/AAA	500,000	501,075
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA	Aaa/NR	150,000	150,261
Pueblo Colorado Board Waterworks:
5.250%, 11/1/2009, FSA	Aaa/AAA	120,000	123,654
5.100%, 1/1/2019, Optional 1/1/2009 @ 102.00, AMBAC	Aa3/AA	150,000	151,700
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, MBIA	A1/AA	500,000	504,450
			5,433,328

Total Revenue Bonds
(Cost $33,430,559)			31,807,185

Money Market Mutual Funds 5.28%
Fidelity Institutional Money Market Tax Exempt - Class I (7 day Yield 4.897%)		3,176,156	3,176,156

Total Money Market Mutual Funds
(Cost $3,176,156)			3,176,156

Total Investments
(Cost $61,686,135)		98.81%	59,390,586

Other Assets in Excess of Liabilities		1.19%	714,187

Net Assets		100.00%	$60,104,773

See Legend and Notes to Statement of Investments.

Westcore Colorado Tax Exempt Fund
Country Breakdown as of September 30, 2008 (Unaudited)
Country		Market Value	%
United States		$59,390,586	98.81%
Total Investments		59,390,586	98.81%
Other Assets in Excess of Liabilities		714,187	1.19%
Net Assets		$60,104,773	100.00%

Please note the country classification is based on the domicile of the issuer.

** Non-income producing security.

(1) This security is considered illiquid by the investment adviser.  See Note 5 to the Notes to Statements of Investments

(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  See Note 5 to the Notes to Statements of Investments

(4) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(5) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.  See Note 1 to the Notes to Statements of Investments.

(6) Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.

(7) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

(8) Each share is an Enhanced Income Security which consists of one share of Class A common stock and one unit ($7.15 principal amount) of a 12.0% senior subordinated note.

For Fund compliance purposes, the Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR – American Depositary Receipt

ADS – American Depositary Shares

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

AMBAC – American Municipal Bond Assurance Corp.

BV - Besloten Vennootschap is a Dutch private limited liability company.

CDO – Collateralized Debt Obligation

CMBS -  Commercial Mortgage-Backed Security

FGIC – Financial Guaranty Insurance Co.

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance Inc.

GNMA – Government National Mortgage Association

LLC – Limited Liability Corp.

LP – Limited Partnership

Ltd. – Limited

MBIA – Municipal Bond Investors Assurance

MORAL OBLG – Charter School Moral Obligation Program.  Moral Obligation bonds are revenue-backed, state-issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

MTN – Medium Term Note followed by applicable series

N.V. – Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC – Public Limited Co.

RADIAN – Radian Guaranty Inc.

REIT – Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

SAB de CV – A variable capital company

SBA– Small Business Administration

SF – Sinking Fund

S.p.A. - Società Per Azioni is an Italian shared company.

SUB – Subordinated Income Note

XLCA - XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds

1. Significant Accounting Policies

   Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

    The Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax Exempt Funds offer Retail Class shares.

    The Westcore MIDCO Growth, Westcore Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional shares.

    All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

   The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

     Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

    Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

    Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”).  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

    Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

    Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the “evaluated” bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

    Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

    When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund’s valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters. As of September 30, 2008, securities which have been valued in good faith, by or under the direction of the Board of Trustees, represented 94.04%, 8.88% and 3.25% of the net assets of Westcore International Frontier, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

   Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2008, all funds were primarily invested in U.S. based issuers except Westcore International Frontier Fund.  In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

    The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end.

    As of September 30, 2008, the International Frontier Fund had no outstanding foreign currency contracts.

    Securities Lending – The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders’ fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the period ended September 30, 2008.

    When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

   Other – For financial reporting purposes, the Funds’ investment holdings include trades executed through the end of the last business day of the period.  Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds
	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
As of September 30, 2008
Gross appreciation (excess of value over tax cost)	$23,055,398	$40,058,104
Gross depreciation (excess of tax cost over value)	(14,902,705)	(7,146,257)
Net unrealized appreciation	$8,152,693	$32,911,847
Cost of investments for income tax purposes	$148,265,662	$211,894,454

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
As of September 30, 2008
Gross appreciation (excess of value over tax cost)	$1,631,940	$843,347
Gross depreciation (excess of tax cost over value)	(4,347,991)	(10,474,806)
Net unrealized appreciation/(depreciation)	$(2,716,051)	$(9,631,459)
Cost of investments for income tax purposes	$39,641,134	$35,593,942

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
As of September 30, 2008
Gross appreciation (excess of value over tax cost)	$13,225,250	$13,827,005
Gross depreciation (excess of tax cost over value)	(3,370,942)	(8,544,996)
Net unrealized appreciation	$9,854,308	$5,282,009
Cost of investments for income tax purposes	$43,224,188	$77,795,853

	Westcore	Westcore	Westcore
	Small-Cap	Small-Cap	Micro-Cap
	Opportunity Fund	Value Fund	Opportunity Fund
As of September 30, 2008
Gross appreciation (excess of value over tax cost)	$4,043,374	$11,531,640	$996
Gross depreciation (excess of tax cost over value)	(2,855,688)	(30,940,368)	(24,775)
Net unrealized appreciation/ (depreciation)	$1,187,686	$(19,408,728)	$(23,779)
Cost of investments for income tax purposes	$23,057,038	$202,242,272	$555,159

Westcore Bond Funds
	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of September 30, 2008
Gross appreciation (excess of value over tax cost)	$2,352,573	$5,692,814	$839,484
Gross depreciation (excess of tax cost over value)	(36,313,062)	(81,950,103)	(1,125,431)
Net unrealized appreciation / (depreciation)	$(33,960,489)	$(76,257,289)	$(285,947)
Cost of investments for income tax purposes	$135,945,682	$1,227,425,819	$59,626,136

3. FAS 157 Measurements

      The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

            The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

      The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ assets:

Westcore Equity Funds
	Westcore MIDCO Growth Fund		Westcore Growth Fund		Westcore Select Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$127,748,225	$ -	$199,927,540	$ -	$31,523,820	$ -
Level 2 - Other Significant
Observable Inputs	$-	$ -	$-	$ -	$-	$ -
Level 3 - Significant
Unobservable Inputs	$-	$ -	$-	$ -	$-	$ -
Total	$127,748,225	$ -	$199,927,540	$ -	$31,523,820	$ -

	Westcore International Frontier Fund		Westcore Blue Chip Fund		Westcore Mid-Cap Value Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$1,717,252		$47,197,869	$ -	$68,009,779	$ -
Level 2 - Other Significant
Observable Inputs	$24,245,231	$ -	$-	$ -	$-	$ -
Level 3 - Significant
Unobservable Inputs	$-	$ -	$-	$ -	$-	$ -
Total	$25,962,483	$ -	$47,197,869	$ -	$68,009,779	$ -

	Westcore Small-Cap Opportunity Fund		Westcore Small-Cap Value Fund		Westcore Micro-Cap Opportunity Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$23,955,284	$ -	$218,266,257	$ -	$1,548,723	$ -
Level 2 - Other Significant
Observable Inputs	$-	$ -	$-	$ -	$-	$ -
Level 3 - Significant
Unobservable Inputs	$-	$ -	$-	$ -	$-	$ -
Total	$23,955,284	$ -	$218,266,257	$ -	$1,548,723	$ -

Westcore Bond Funds

	Westcore Flexible Income Fund		Westcore Plus Bond Fund		Westcore Colorado Tax-Exempt Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$20,701,052	$ -	$132,946,760	$ -	$3,176,156	$ -
Level 2 - Other Significant
Observable Inputs	$75,133,650	$ -	$1,010,208,847	$ -	$56,214,430	$ -
Level 3 - Significant
Unobservable Inputs	$6,150,491	$ -	$8,012,923	$ -	$-	$ -
Total	$101,985,193	$ -	$1,151,168,530	$ -	$59,390,586	$ -

* Other financial instruments include futures, forwards and swap contracts.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2008. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Westcore Flexible Income Fund			Westcore Plus Bond Fund
	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value
Balance as of 12/31/2007	$ 12,882,485	$ -	$ -	$ 14,220,582	$ -	$-
Realized gain (loss)	(1,841,711)	-	-	(1,875,079)	-	-
Change in unrealized appreciation/(depreciation)	(3,602,363)	-	-	(3,619,405)	-	-
Net purchases (sales)	(1,381,736)			(1,111,891)
Transfers in and/or out of Level 3	93,816			398,716
Balance as of 9/30/2008	$ 6,150,491	$ -	$ -	$ 8,012,923	$ -	$-

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may differ from the value determined upon sale of those investments.

4. New Accounting Pronouncements

    In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

5. Illiquid Restricted Securities

    As of September 30, 2008, investments in securities included issues that are restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A restricted security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds’ adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid restricted securities subject to this limitation as of September 30, 2008 for the Westcore Flexible Income and Westcore Plus Bond Funds was $6,774,130 and $24,015,897 respectively, which represents 6.38% and 2.06% of the Funds’ net assets, respectively, as detailed below.

ILLIQUID SECURITIES as of September 30, 2008 (Unaudited)

WESTCORE FLEXIBLE INCOME FUND
	PRINCIPAL	ACQUISITION
DESCRIPTION	AMOUNT	DATE	COST	MARKET VALUE

Allied Capital, 6.34%, 10/13/2012	1,000,000	09/21/05	$1,000,000	$912,480
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$75,000
FRN, 02/24/2014
Charter Comm., 5.875%, 11/16/2009	100,000	11/17/04	$100,000	$76,875
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	434,393	04/08/04	$418,853	$168,312
FRN, 10/28/2014
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	04/22/03	$134,436	$79,048
08/28/2012
Crest Ltd., Series 2003-2A, Class E1, FRN,	250,000	12/18/03	$250,000	$106,082
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%,	413,450	12/18/03	$264,531	$130,142
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 7.667%	1,064,633	10/22/04	$501,614	$300,077
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	$285,920	$109,251
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	$1,087,500	$316,267
Class F1, FRN, 12/28/2014
Emigrant Capital Trust II, FRN, 04/14/2034	500,000	08/11/04	$497,535	$410,726
Eszopiclone Royalty Sub LLC Series IV	1,090,000	07/29/05	$1,011,639	$1,031,872
12.00%,03/15/2014
First Republic Cap Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$502,500
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/04/02	$100,000	$10,700
Income Notes, 0.00%, 12/04/2012
Invesco Navigator Fund 2005-1, 8.00%	2,000	11/15/05	$2,000,000	$1,048,360
N-STAR Real Estate CDO Ltd., Series 2004-2A,	500,000	06/16/04	$468,475	$287,500
Class C2B, 6.591%, 06/28/2014
Preferred Term Securities VI Ltd., Subordinate	100,000	06/26/02	$100,000	$10,700
Income Notes, 3.00%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	150,000	06/16/03	$150,000	$62,400
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	150,000	06/16/03	$150,000	$83,850
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$256,282	$106,750
Income Notes, 0.00%, 12/24/2013:	500,000	01/07/05	$512,550	$213,500
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$263,500
Income Notes, 0.00%, 06/17/2014
Regional Diversified Funding, Series 2004-1,	500,000	02/13/04	$481,455	$10,000
0.00%, 02/15/2014
Regional Diversified Funding, Series 2005-1,	750,000	04/12/05	$750,000	$15,000
0.00%, 03/15/2015
River North CDO Ltd., Series 2005-1A, 0.00%,	600,000	12/22/04	$600,000	$6,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,550	$19,805
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	$250,000	$124,520
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	91,174	08/09/01	$88,683	$76,875
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$240,820	$62,500
12/15/2013
Tricadia, Series 2004-2A, Class C, FRN,	485,577	10/08/04	$479,808	$153,538
12/15/2019
Total			$14,454,651	$6,774,130

Total Net Assets				$106,186,553

Illiquid Restricted Securities as % of Total Net Assets				6.38%

Total Illiquid Securities as % of Total Net Assets				7.58%

ILLIQUID SECURITIES as of September 30, 2008 (Unaudited)

WESTCORE PLUS BOND FUND

	PRINCIPAL
	AMOUNT/	ACQUISITION
DESCRIPTION	SHARES	DATE	COST	MARKET VALUE
Allied Capital, 6.34%, 10/13/2012	4,000,000	09/21/05	$4,000,000	$3,649,920
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$75,000
FRN, 02/24/2014
BMW US Capital, 5.73%,05/01/2015	12,000,000	10/16/07	$12,000,000	$11,330,880
Community Reinvestment Revenue Notes,	1,250,000	06/13/06	$688,934	$697,939
5.73%, 06/01/2031
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	04/22/03	$537,741	$316,192
08/28/2012
Crest Ltd., Series 2003-2A, Class PS, 6.00%,	620,174	12/18/03	$396,794	$195,212
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	$714,800	$273,127
10/28/2014
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	$1,000,000	$290,820
Class F1, FRN, 12/28/2014
Emigrant Capital Trust II, FRN, 04/14/2034	850,000	08/11/04	$845,809	$698,234
Eszopiclone Royalty Sub LLC Series IV	1,090,000	07/29/05	$1,011,639	$1,031,872
12.00%,03/15/2014
First Tennessee Bank, FRN	1,500,000	3/16/2006	$1,500,000	$549,375
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/04/02	$150,000	$16,050
Income Notes, 0.00%, 12/04/2012
N-STAR Real Estate CDO Ltd., Series 2004-2A,	600,000	06/16/04	$562,170	$345,000
Class C2B, 6.591%, 06/28/2014
Preferred Term Securities VI Ltd., Subordinate	250,000	06/26/02	$250,000	$81,750
Income Notes, 3.00%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	350,000	06/16/03	$350,000	$145,600
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	350,000	06/16/03	$350,000	$195,650
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities X1 B-3 Ltd., 5.30%, 09/24/2008	500,000	06/02/05	$502,906	$282,070
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$254,708	$106,750
Income Notes, 0.00%, 12/24/2013:	250,000	01/07/05	$254,709	$106,750
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$254,000
Income Notes, 0.00%, 03/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$263,500
Income Notes, 0.00%, 06/17/2014
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$481,455	$10,000
0.00%, 02/15/2014
Regional Diversified Funding, Series 2005-1A,	750,000	04/12/05	$750,000	$15,000
0.00%, 03/15/2015
River North CDO ltd., Series 2005-1A, 0.00%,	800,000	12/22/04	$800,000	$8,000
02/06/2014
Soloso Bank Pref 2005, 12.50%, 10/15/2015	750,000	08/03/05	$744,544	$19,805
Strats-FHLB, FRN, 08/15/2019	1,500,000	02/24/05	$1,485,450	$1,257,000
	100,000	12/15/05	$99,030	$83,800
	50,000	12/15/05	$49,515	$41,700
	500,000	12/28/05	$495,120	$419,200
Sweetwater Investors LLC, 5.875%, 05/15/2014	517,332	05/31/05	$486,301	$516,427
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/06/03	$250,000	$124,520
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	387,491	08/09/01	$376,904	$398,716
Tricadia, Series 2003-1, Class PS, 17.575%,	250,000	01/14/04	$240,823	$62,500
12/15/2013
Tricadia, Series 2004-2A, Class C, FRN,	485,577	10/08/04	$479,808	$153,538
12/15/2019
Total			$33,609,160	$24,015,897

Total Net Assets				$1,163,616,840

Illiquid Restricted Securities as % of Total Net Assets				2.06%

Total Illiquid Securities as % of Total Net Assets				2.34%

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: November 26, 2008

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: November 26, 2008

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date: November 26, 2008